SEPARATE ACCOUNT NO. 49

FSA-1

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Equitable Financial Life Insurance Company and the Contractowners of Separate Account No. 49

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the variable investment options of Separate Account No. 49 indicated in the table below as of December 31, 2024, the related statements of operations for the year then ended, and the statements of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the variable investment options of Separate Account No. 49 as of December 31, 2024, the results of each of their operations for the year then ended, and the changes in each of their net assets for the two years in the period ended December 31, 2024 in conformity with accounting principles generally accepted in the United States of America.

1290 VT GAMCO MERGERS & ACQUISITIONS	EQ/GROWTH STRATEGY
1290 VT GAMCO SMALL COMPANY VALUE	EQ/INTERMEDIATE GOVERNMENT BOND
1290 VT SMARTBETA EQUITY ESG	EQ/INTERNATIONAL CORE MANAGED VOLATILITY
1290 VT SOCIALLY RESPONSIBLE	EQ/INTERNATIONAL EQUITY INDEX
EQ/400 MANAGED VOLATILITY	EQ/INTERNATIONAL VALUE MANAGED VOLATILITY
EQ/2000 MANAGED VOLATILITY	EQ/JANUS ENTERPRISE
EQ/AB SHORT DURATION GOVERNMENT BOND	EQ/LARGE CAP CORE MANAGED VOLATILITY
EQ/AB SMALL CAP GROWTH	EQ/LARGE CAP GROWTH INDEX
EQ/AGGRESSIVE ALLOCATION	EQ/LARGE CAP GROWTH MANAGED VOLATILITY
EQ/AGGRESSIVE GROWTH STRATEGY	EQ/LARGE CAP VALUE INDEX
EQ/BALANCED STRATEGY	EQ/LARGE CAP VALUE MANAGED VOLATILITY
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	EQ/MID CAP INDEX
EQ/COMMON STOCK INDEX	EQ/MID CAP VALUE MANAGED VOLATILITY
EQ/CONSERVATIVE ALLOCATION	EQ/MODERATE ALLOCATION
EQ/CONSERVATIVE GROWTH STRATEGY	EQ/MODERATE GROWTH STRATEGY
EQ/CONSERVATIVE STRATEGY	EQ/MODERATE-PLUS ALLOCATION
EQ/CONSERVATIVE-PLUS ALLOCATION	EQ/MONEY MARKET
EQ/CORE BOND INDEX	EQ/QUALITY BOND PLUS
EQ/EQUITY 500 INDEX	EQ/SMALL COMPANY INDEX
EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	MULTIMANAGER TECHNOLOGY
EQ/GLOBAL EQUITY MANAGED VOLATILITY

Basis for Opinions

These financial statements are the responsibility of Equitable Financial Life Insurance Company management. Our responsibility is to express an opinion on the financial statements of each of the variable investment options of Separate Account No. 49 based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the variable investment options of Separate Account No. 49 in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2024, by correspondence with the transfer agents of the investee mutual funds or the investee mutual funds directly. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

New York, New York

April 10, 2025

We have served as the auditor of one or more of the variable investment options of Separate Account No. 49 since 1996.

FSA-2

SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2024

	1290 VT GAMCO MERGERS & ACQUISITIONS*	1290 VT GAMCO SMALL COMPANY VALUE*	1290 VT SMARTBETA EQUITY ESG*	1290 VT SOCIALLY RESPONSIBLE*	EQ/400 MANAGED VOLATILITY*	EQ/2000 MANAGED VOLATILITY*
Assets:
Investments in shares of the Portfolios, at fair value	$86,363,279	$643,469,812	$191,855,662	$88,942,101	$226,158,111	$337,315,181
Receivable for shares of the Portfolios sold	119,471	154,664	20,333	—	24,361	87,446
Receivable for policy-related transactions	—	—	71,759	85	—	—

Total assets	86,482,750	643,624,476	191,947,754	88,942,186	226,182,472	337,402,627

Liabilities:
Payable for shares of the Portfolios purchased	—	—	—	85	—	—
Payable for policy-related transactions	119,480	154,665	—	—	24,394	126,380

Total liabilities	119,480	154,665	—	85	24,394	126,380

Net Assets	$86,363,270	$643,469,811	$191,947,754	$88,942,101	$226,158,078	$337,276,247

Net Assets:
Accumulation unit values	$86,229,556	$643,216,337	$191,825,556	$88,778,281	$226,012,463	$336,840,685
Retained by Equitable Financial in Separate Account No. 49	133,714	253,474	122,198	163,820	145,615	435,562

Total Net Assets	$86,363,270	$643,469,811	$191,947,754	$88,942,101	$226,158,078	$337,276,247

Investments in shares of the Portfolios, at cost	$85,462,330	$629,144,531	$173,883,995	$71,682,055	$220,309,574	$329,312,958

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-3

SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2024

	EQ/AB SHORT DURATION GOVERNMENT BOND*	EQ/AB SMALL CAP GROWTH*	EQ/AGGRESSIVE ALLOCATION*	EQ/AGGRESSIVE GROWTH STRATEGY*	EQ/BALANCED STRATEGY*	EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY*
Assets:
Investments in shares of the Portfolios, at fair value	$353,594,795	$385,023,573	$1,828,643,919	$665,879,341	$677,652,088	$173,630,845
Receivable for shares of the Portfolios sold	31,269	107,670	423,962	404,443	—	89,418
Receivable for policy-related transactions	—	—	—	—	184,970	—

Total assets	353,626,064	385,131,243	1,829,067,881	666,283,784	677,837,058	173,720,263

Liabilities:
Payable for shares of the Portfolios purchased	—	—	—	—	159,146	—
Payable for policy-related transactions	32,836	107,754	423,962	405,997	—	89,423

Total liabilities	32,836	107,754	423,962	405,997	159,146	89,423

Net Assets	$353,593,228	$385,023,489	$1,828,643,919	$665,877,787	$677,677,912	$173,630,840

Net Assets:
Accumulation unit values	$353,263,335	$384,901,295	$1,828,406,401	$665,705,933	$677,407,373	$173,569,164
Retained by Equitable Financial in Separate Account No. 49	329,893	122,194	237,518	171,854	270,539	61,676

Total Net Assets	$353,593,228	$385,023,489	$1,828,643,919	$665,877,787	$677,677,912	$173,630,840

Investments in shares of the Portfolios, at cost	$351,796,843	$394,383,162	$1,930,492,737	$673,358,038	$670,936,378	$139,777,545

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-4

SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2024

	EQ/COMMON STOCK INDEX*	EQ/CONSERVATIVE ALLOCATION*	EQ/CONSERVATIVE GROWTH STRATEGY*	EQ/CONSERVATIVE STRATEGY*	EQ/CONSERVATIVE- PLUS ALLOCATION*	EQ/CORE BOND INDEX*
Assets:
Investments in shares of the Portfolios, at fair value	$799,888,807	$465,740,233	$83,154,906	$42,722,719	$513,419,520	$808,762,634
Receivable for shares of the Portfolios sold	229,551	216,596	18,169	1,669	56,083	366,566

Total assets	800,118,358	465,956,829	83,173,075	42,724,388	513,475,603	809,129,200

Liabilities:
Payable for policy-related transactions	179,595	216,596	18,090	1,619	55,635	391,013

Total liabilities	179,595	216,596	18,090	1,619	55,635	391,013

Net Assets	$799,938,763	$465,740,233	$83,154,985	$42,722,769	$513,419,968	$808,738,187

Net Assets:
Accumulation unit values	$799,240,020	$465,578,747	$83,142,734	$42,714,913	$513,295,478	$808,585,904
Retained by Equitable Financial in Separate Account No. 49	698,743	161,486	12,251	7,856	124,490	152,283

Total Net Assets	$799,938,763	$465,740,233	$83,154,985	$42,722,769	$513,419,968	$808,738,187

Investments in shares of the Portfolios, at cost	$671,213,829	$488,197,982	$80,321,354	$41,440,985	$548,264,339	$834,659,692

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-5

SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2024

	EQ/EQUITY 500 INDEX*	EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY*	EQ/GLOBAL EQUITY MANAGED VOLATILITY*	EQ/GROWTH STRATEGY*	EQ/INTERMEDIATE GOVERNMENT BOND*	EQ/INTERNATIONAL CORE MANAGED VOLATILITY*
Assets:
Investments in shares of the Portfolios, at fair value	$2,173,319,667	$81,247,821	$611,187,349	$490,529,038	$103,208,291	$574,904,205
Receivable for shares of the Portfolios sold	592,279	—	85,871	20,812	—	185,651
Receivable for policy-related transactions	—	56,716	—	—	9,302	—

Total assets	2,173,911,946	81,304,537	611,273,220	490,549,850	103,217,593	575,089,856

Liabilities:
Payable for shares of the Portfolios purchased	—	56,716	—	—	6,403	—
Payable for policy-related transactions	591,838	—	78,717	23,743	—	191,616

Total liabilities	591,838	56,716	78,717	23,743	6,403	191,616

Net Assets	$2,173,320,108	$81,247,821	$611,194,503	$490,526,107	$103,211,190	$574,898,240

Net Assets:
Accumulation unit values	$2,172,938,922	$81,228,345	$611,105,811	$490,484,769	$103,198,437	$574,826,748
Retained by Equitable Financial in Separate Account No. 49	381,186	19,476	88,692	41,338	12,753	71,492

Total Net Assets	$2,173,320,108	$81,247,821	$611,194,503	$490,526,107	$103,211,190	$574,898,240

Investments in shares of the Portfolios, at cost	$1,646,339,072	$88,171,531	$652,063,439	$447,224,803	$105,668,186	$603,604,113

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-6

SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2024

	EQ/INTERNATIONAL EQUITY INDEX*	EQ/INTERNATIONAL VALUE MANAGED VOLATILITY*	EQ/JANUS ENTERPRISE*	EQ/LARGE CAP CORE MANAGED VOLATILITY*	EQ/LARGE CAP GROWTH INDEX*	EQ/LARGE CAP GROWTH MANAGED VOLATILITY*
Assets:
Investments in shares of the Portfolios, at fair value	$496,829,512	$263,998,715	$364,347,759	$1,331,444,593	$932,653,886	$2,961,574,547
Receivable for shares of the Portfolios sold	154,583	100,794	240,175	273,186	118,560	3,029,890

Total assets	496,984,095	264,099,509	364,587,934	1,331,717,779	932,772,446	2,964,604,437

Liabilities:
Payable for policy-related transactions	154,604	100,786	240,298	715,458	659,088	3,681,404

Total liabilities	154,604	100,786	240,298	715,458	659,088	3,681,404

Net Assets	$496,829,491	$263,998,723	$364,347,636	$1,331,002,321	$932,113,358	$2,960,923,033

Net Assets:
Accumulation unit values	$496,777,553	$263,958,519	$364,219,265	$1,330,065,349	$932,113,358	$2,960,535,112
Retained by Equitable Financial in Separate Account No. 49	51,938	40,204	128,371	936,972	—	387,921

Total Net Assets	$496,829,491	$263,998,723	$364,347,636	$1,331,002,321	$932,113,358	$2,960,923,033

Investments in shares of the Portfolios, at cost	$479,085,120	$280,171,453	$372,119,318	$1,324,825,806	$709,790,554	$2,665,331,308

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-7

SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2024

	EQ/LARGE CAP VALUE INDEX*	EQ/LARGE CAP VALUE MANAGED VOLATILITY*	EQ/MID CAP INDEX*	EQ/MID CAP VALUE MANAGED VOLATILITY*	EQ/MODERATE ALLOCATION*	EQ/MODERATE GROWTH STRATEGY*
Assets:
Investments in shares of the Portfolios, at fair value	$430,056,109	$1,866,309,349	$703,598,107	$820,190,302	$2,366,667,204	$479,394,236
Receivable for shares of the Portfolios sold	146,221	471,264	152,255	97,973	265,764	214,085

Total assets	430,202,330	1,866,780,613	703,750,362	820,288,275	2,366,932,968	479,608,321

Liabilities:
Payable for policy-related transactions	146,217	752,979	152,259	86,636	269,850	214,085

Total liabilities	146,217	752,979	152,259	86,636	269,850	214,085

Net Assets	$430,056,113	$1,866,027,634	$703,598,103	$820,201,639	$2,366,663,118	$479,394,236

Net Assets:
Accumulation unit values	$429,937,730	$1,865,592,144	$703,389,785	$820,110,637	$2,366,132,284	$479,222,090
Retained by Equitable Financial in Separate Account No. 49	118,383	435,490	208,318	91,002	530,834	172,146

Total Net Assets	$430,056,113	$1,866,027,634	$703,598,103	$820,201,639	$2,366,663,118	$479,394,236

Investments in shares of the Portfolios, at cost	$406,961,573	$1,859,958,205	$677,366,367	$859,791,387	$2,525,967,685	$453,215,079

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-8

SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2024

	EQ/MODERATE- PLUS ALLOCATION*	EQ/MONEY MARKET*	EQ/QUALITY BOND PLUS*	EQ/SMALL COMPANY INDEX*	MULTIMANAGER TECHNOLOGY*
Assets:
Investments in shares of the Portfolios, at fair value	$4,644,339,247	$1,066,922,740	$514,508,033	$393,528,000	$773,647,791
Receivable for shares of the Portfolios sold	1,630,016	—	19,006	98,574	3,376,808
Receivable for policy-related transactions	—	235,156,233	—	—	—

Total assets	4,645,969,263	1,302,078,973	514,527,039	393,626,574	777,024,599

Liabilities:
Payable for shares of the Portfolios purchased	—	234,892,357	—	—	—
Payable for policy-related transactions	1,631,239	—	2,014	98,574	3,376,807

Total liabilities	1,631,239	234,892,357	2,014	98,574	3,376,807

Net Assets	$4,644,338,024	$1,067,186,616	$514,525,025	$393,528,000	$773,647,792

Net Assets:
Accumulation unit values	$4,643,416,565	$1,066,566,967	$514,484,528	$393,467,469	$773,380,645
Retained by Equitable Financial in Separate Account No. 49	921,459	619,649	40,497	60,531	267,147

Total Net Assets	$4,644,338,024	$1,067,186,616	$514,525,025	$393,528,000	$773,647,792

Investments in shares of the Portfolios, at cost	$5,001,621,412	$1,066,999,370	$534,149,468	$396,961,760	$692,618,010

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-9

SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2024

The following table provides the Portfolio shares held by the Variable Investment Options of the Account:

	Share Class**	Portfolio Shares Held (000s)
1290 VT GAMCO MERGERS & ACQUISITIONS	IB	6,960
1290 VT GAMCO SMALL COMPANY VALUE	IB	8,910
1290 VT SMARTBETA EQUITY ESG	IB	10,290
1290 VT SOCIALLY RESPONSIBLE	IB	3,909
EQ/400 MANAGED VOLATILITY	IB	9,765
EQ/2000 MANAGED VOLATILITY	IB	17,191
EQ/AB SHORT DURATION GOVERNMENT BOND	IB	36,092
EQ/AB SMALL CAP GROWTH	IB	25,761
EQ/AGGRESSIVE ALLOCATION	IB	175,616
EQ/AGGRESSIVE GROWTH STRATEGY	IB	38,327
EQ/BALANCED STRATEGY	IB	42,899
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	IB	14,135
EQ/COMMON STOCK INDEX	IB	16,326
EQ/CONSERVATIVE ALLOCATION	IB	57,224
EQ/CONSERVATIVE GROWTH STRATEGY	IB	6,054
EQ/CONSERVATIVE STRATEGY	IB	3,731
EQ/CONSERVATIVE-PLUS ALLOCATION	IB	62,521
EQ/CORE BOND INDEX	IB	87,785
EQ/EQUITY 500 INDEX	IB	25,778
EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	IB	5,745
EQ/GLOBAL EQUITY MANAGED VOLATILITY	IB	38,056
EQ/GROWTH STRATEGY	IB	25,395
EQ/INTERMEDIATE GOVERNMENT BOND	IB	10,950
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	IB	54,211
EQ/INTERNATIONAL EQUITY INDEX	IB	46,359
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	IB	20,745
EQ/JANUS ENTERPRISE	IB	17,252
EQ/LARGE CAP CORE MANAGED VOLATILITY	IB	122,142
EQ/LARGE CAP GROWTH INDEX	IB	35,407
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	IB	87,838
EQ/LARGE CAP VALUE INDEX	IB	40,710
EQ/LARGE CAP VALUE MANAGED VOLATILITY	IB	102,900
EQ/MID CAP INDEX	IB	43,905
EQ/MID CAP VALUE MANAGED VOLATILITY	IB	51,896
EQ/MODERATE ALLOCATION	IB	198,489
EQ/MODERATE GROWTH STRATEGY	IB	29,014
EQ/MODERATE-PLUS ALLOCATION	IB	487,360
EQ/MONEY MARKET	IB	1,066,799
EQ/QUALITY BOND PLUS	IB	67,850
EQ/SMALL COMPANY INDEX	IB	34,347
MULTIMANAGER TECHNOLOGY	IB	21,204

The accompanying notes are an integral part of these financial statements.

**	Share class reflects the share class of the Portfolio in which the units of the Variable Investment Option are invested, as further described in Note 5 of these financial statements.

FSA-10

SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2024

The following table provides units outstanding and unit values associated with the Variable Investment Options of the Account and is further categorized by share class and contract charges:

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
1290 VT GAMCO MERGERS & ACQUISITIONS	1.20%	IB	$19.23	190
1290 VT GAMCO MERGERS & ACQUISITIONS	1.25%	IB	$19.04	595
1290 VT GAMCO MERGERS & ACQUISITIONS	1.30%	IB	$18.52	817
1290 VT GAMCO MERGERS & ACQUISITIONS	1.35%	IB	$18.67	32
1290 VT GAMCO MERGERS & ACQUISITIONS	1.40%	IB	$18.48	351
1290 VT GAMCO MERGERS & ACQUISITIONS	1.50%	IB	$18.12	782
1290 VT GAMCO MERGERS & ACQUISITIONS	1.55%	IB	$17.94	746
1290 VT GAMCO MERGERS & ACQUISITIONS	1.60%	IB	$17.76	78
1290 VT GAMCO MERGERS & ACQUISITIONS	1.65%	IB	$17.58	1,076
1290 VT GAMCO MERGERS & ACQUISITIONS	1.70%	IB	$17.41	68
1290 VT GAMCO MERGERS & ACQUISITIONS	1.80%	IB	$17.06	1

1290 VT GAMCO SMALL COMPANY VALUE	1.20%	IB	$122.59	198
1290 VT GAMCO SMALL COMPANY VALUE	1.25%	IB	$120.35	605
1290 VT GAMCO SMALL COMPANY VALUE	1.30%	IB	$183.21	676
1290 VT GAMCO SMALL COMPANY VALUE	1.35%	IB	$115.99	70
1290 VT GAMCO SMALL COMPANY VALUE	1.40%	IB	$113.87	395
1290 VT GAMCO SMALL COMPANY VALUE	1.50%	IB	$109.73	943
1290 VT GAMCO SMALL COMPANY VALUE	1.55%	IB	$107.73	1,088
1290 VT GAMCO SMALL COMPANY VALUE	1.60%	IB	$105.75	79
1290 VT GAMCO SMALL COMPANY VALUE	1.65%	IB	$103.81	1,220
1290 VT GAMCO SMALL COMPANY VALUE	1.70%	IB	$101.91	129
1290 VT GAMCO SMALL COMPANY VALUE	1.80%	IB	$98.20	1
1290 VT GAMCO SMALL COMPANY VALUE	1.90%	IB	$94.62	1

1290 VT SMARTBETA EQUITY ESG	1.20%	IB	$16.15	504
1290 VT SMARTBETA EQUITY ESG	1.25%	IB	$16.11	1,137
1290 VT SMARTBETA EQUITY ESG	1.30%	IB	$16.07	2,158
1290 VT SMARTBETA EQUITY ESG	1.35%	IB	$16.03	108
1290 VT SMARTBETA EQUITY ESG	1.40%	IB	$16.00	689
1290 VT SMARTBETA EQUITY ESG	1.50%	IB	$15.92	1,215
1290 VT SMARTBETA EQUITY ESG	1.55%	IB	$15.89	1,606
1290 VT SMARTBETA EQUITY ESG	1.60%	IB	$15.85	251
1290 VT SMARTBETA EQUITY ESG	1.65%	IB	$15.81	3,882
1290 VT SMARTBETA EQUITY ESG	1.70%	IB	$15.77	490
1290 VT SMARTBETA EQUITY ESG	1.80%	IB	$15.70	—

1290 VT SOCIALLY RESPONSIBLE	1.20%	IB	$37.20	143
1290 VT SOCIALLY RESPONSIBLE	1.25%	IB	$48.34	284
1290 VT SOCIALLY RESPONSIBLE	1.30%	IB	$47.72	213
1290 VT SOCIALLY RESPONSIBLE	1.35%	IB	$35.80	23
1290 VT SOCIALLY RESPONSIBLE	1.40%	IB	$35.34	219
1290 VT SOCIALLY RESPONSIBLE	1.50%	IB	$45.80	308
1290 VT SOCIALLY RESPONSIBLE	1.55%	IB	$34.00	306
1290 VT SOCIALLY RESPONSIBLE	1.60%	IB	$33.57	86
1290 VT SOCIALLY RESPONSIBLE	1.65%	IB	$44.34	453
1290 VT SOCIALLY RESPONSIBLE	1.70%	IB	$32.72	107
1290 VT SOCIALLY RESPONSIBLE	1.80%	IB	$31.88	1

EQ/400 MANAGED VOLATILITY	1.20%	IB	$24.27	1,057
EQ/400 MANAGED VOLATILITY	1.25%	IB	$24.13	1,030

The accompanying notes are an integral part of these financial statements.

FSA-11

SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2024

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQ/400 MANAGED VOLATILITY	1.30%	IB	$23.99	919
EQ/400 MANAGED VOLATILITY	1.35%	IB	$23.84	90
EQ/400 MANAGED VOLATILITY	1.40%	IB	$23.70	1,653
EQ/400 MANAGED VOLATILITY	1.50%	IB	$23.43	1,289
EQ/400 MANAGED VOLATILITY	1.55%	IB	$23.29	924
EQ/400 MANAGED VOLATILITY	1.60%	IB	$23.15	631
EQ/400 MANAGED VOLATILITY	1.65%	IB	$23.01	1,758
EQ/400 MANAGED VOLATILITY	1.70%	IB	$22.88	231
EQ/400 MANAGED VOLATILITY	1.80%	IB	$22.61	2
EQ/400 MANAGED VOLATILITY	1.90%	IB	$22.34	2

EQ/2000 MANAGED VOLATILITY	0.95%	IB	$21.68	—
EQ/2000 MANAGED VOLATILITY	1.20%	IB	$21.05	1,634
EQ/2000 MANAGED VOLATILITY	1.25%	IB	$20.93	2,359
EQ/2000 MANAGED VOLATILITY	1.30%	IB	$20.81	1,422
EQ/2000 MANAGED VOLATILITY	1.35%	IB	$20.69	619
EQ/2000 MANAGED VOLATILITY	1.40%	IB	$20.56	1,996
EQ/2000 MANAGED VOLATILITY	1.50%	IB	$20.32	2,770
EQ/2000 MANAGED VOLATILITY	1.55%	IB	$20.20	1,644
EQ/2000 MANAGED VOLATILITY	1.60%	IB	$20.08	950
EQ/2000 MANAGED VOLATILITY	1.65%	IB	$19.96	2,759
EQ/2000 MANAGED VOLATILITY	1.70%	IB	$19.85	282
EQ/2000 MANAGED VOLATILITY	1.80%	IB	$19.61	14
EQ/2000 MANAGED VOLATILITY	1.90%	IB	$19.38	3

EQ/AB SHORT DURATION GOVERNMENT BOND	1.20%	IB	$9.58	1,230
EQ/AB SHORT DURATION GOVERNMENT BOND	1.25%	IB	$9.52	4,394
EQ/AB SHORT DURATION GOVERNMENT BOND	1.30%	IB	$9.47	5,980
EQ/AB SHORT DURATION GOVERNMENT BOND	1.35%	IB	$9.41	593
EQ/AB SHORT DURATION GOVERNMENT BOND	1.40%	IB	$9.36	2,097
EQ/AB SHORT DURATION GOVERNMENT BOND	1.50%	IB	$9.25	5,539
EQ/AB SHORT DURATION GOVERNMENT BOND	1.55%	IB	$9.19	4,847
EQ/AB SHORT DURATION GOVERNMENT BOND	1.60%	IB	$9.14	1,171
EQ/AB SHORT DURATION GOVERNMENT BOND	1.65%	IB	$9.08	11,085
EQ/AB SHORT DURATION GOVERNMENT BOND	1.70%	IB	$9.03	1,177
EQ/AB SHORT DURATION GOVERNMENT BOND	1.80%	IB	$8.92	4
EQ/AB SHORT DURATION GOVERNMENT BOND	1.90%	IB	$8.82	1

EQ/AB SMALL CAP GROWTH	0.95%	IB	$71.05	—
EQ/AB SMALL CAP GROWTH	1.20%	IB	$66.25	391
EQ/AB SMALL CAP GROWTH	1.25%	IB	$51.15	724
EQ/AB SMALL CAP GROWTH	1.30%	IB	$50.43	1,032
EQ/AB SMALL CAP GROWTH	1.35%	IB	$63.52	327
EQ/AB SMALL CAP GROWTH	1.40%	IB	$62.63	626
EQ/AB SMALL CAP GROWTH	1.50%	IB	$48.45	1,207
EQ/AB SMALL CAP GROWTH	1.55%	IB	$60.05	859
EQ/AB SMALL CAP GROWTH	1.60%	IB	$59.21	291
EQ/AB SMALL CAP GROWTH	1.65%	IB	$46.91	1,609
EQ/AB SMALL CAP GROWTH	1.70%	IB	$57.57	122
EQ/AB SMALL CAP GROWTH	1.80%	IB	$55.97	1
EQ/AB SMALL CAP GROWTH	1.90%	IB	$54.42	—

EQ/AGGRESSIVE ALLOCATION	1.15%	IB	$30.05	298
EQ/AGGRESSIVE ALLOCATION	1.20%	IB	$29.73	1,098

The accompanying notes are an integral part of these financial statements.

FSA-12

SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2024

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQ/AGGRESSIVE ALLOCATION	1.25%	IB	$32.63	4,949
EQ/AGGRESSIVE ALLOCATION	1.30%	IB	$30.72	15,120
EQ/AGGRESSIVE ALLOCATION	1.35%	IB	$28.80	256
EQ/AGGRESSIVE ALLOCATION	1.40%	IB	$28.50	1,065
EQ/AGGRESSIVE ALLOCATION	1.50%	IB	$30.92	4,711
EQ/AGGRESSIVE ALLOCATION	1.55%	IB	$27.61	9,924
EQ/AGGRESSIVE ALLOCATION	1.60%	IB	$27.32	337
EQ/AGGRESSIVE ALLOCATION	1.65%	IB	$29.93	21,553
EQ/AGGRESSIVE ALLOCATION	1.70%	IB	$29.60	1,481
EQ/AGGRESSIVE ALLOCATION	1.70%	IB	$29.61	182

EQ/AGGRESSIVE GROWTH STRATEGY	0.95%	IB	$15.00	5
EQ/AGGRESSIVE GROWTH STRATEGY	1.15%	IB	$14.86	265
EQ/AGGRESSIVE GROWTH STRATEGY	1.20%	IB	$14.83	439
EQ/AGGRESSIVE GROWTH STRATEGY	1.25%	IB	$14.79	1,658
EQ/AGGRESSIVE GROWTH STRATEGY	1.30%	IB	$14.76	13,087
EQ/AGGRESSIVE GROWTH STRATEGY	1.35%	IB	$14.73	188
EQ/AGGRESSIVE GROWTH STRATEGY	1.40%	IB	$14.69	1,037
EQ/AGGRESSIVE GROWTH STRATEGY	1.50%	IB	$14.62	1,942
EQ/AGGRESSIVE GROWTH STRATEGY	1.55%	IB	$14.59	7,555
EQ/AGGRESSIVE GROWTH STRATEGY	1.60%	IB	$14.55	560
EQ/AGGRESSIVE GROWTH STRATEGY	1.65%	IB	$14.52	17,565
EQ/AGGRESSIVE GROWTH STRATEGY	1.70%	IB	$14.49	1,220

EQ/BALANCED STRATEGY	0.95%	IB	$10.37	6
EQ/BALANCED STRATEGY	1.15%	IB	$13.63	295
EQ/BALANCED STRATEGY	1.20%	IB	$10.27	1,646
EQ/BALANCED STRATEGY	1.25%	IB	$10.25	4,085
EQ/BALANCED STRATEGY	1.30%	IB	$10.24	5,603
EQ/BALANCED STRATEGY	1.30%	IB	$20.88	8,755
EQ/BALANCED STRATEGY	1.35%	IB	$10.22	556
EQ/BALANCED STRATEGY	1.35%	IB	$13.44	14
EQ/BALANCED STRATEGY	1.40%	IB	$10.20	2,940
EQ/BALANCED STRATEGY	1.50%	IB	$10.16	5,046
EQ/BALANCED STRATEGY	1.55%	IB	$10.14	4,804
EQ/BALANCED STRATEGY	1.55%	IB	$20.07	2,760
EQ/BALANCED STRATEGY	1.60%	IB	$10.13	823
EQ/BALANCED STRATEGY	1.65%	IB	$10.11	10,678
EQ/BALANCED STRATEGY	1.65%	IB	$19.75	2,626
EQ/BALANCED STRATEGY	1.70%	IB	$10.09	1,196
EQ/BALANCED STRATEGY	1.70%	IB	$19.59	143
EQ/BALANCED STRATEGY	1.80%	IB	$10.05	23

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	1.20%	IB	$33.75	162
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	1.25%	IB	$33.44	564
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	1.30%	IB	$33.13	1,077
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	1.35%	IB	$32.82	36
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	1.40%	IB	$32.52	184
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	1.50%	IB	$31.92	398
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	1.55%	IB	$31.63	711
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	1.60%	IB	$31.33	98
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	1.65%	IB	$31.04	2,004
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	1.70%	IB	$30.76	191

The accompanying notes are an integral part of these financial statements.

FSA-13

SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2024

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***

EQ/COMMON STOCK INDEX	0.95%	IB	$581.98	—
EQ/COMMON STOCK INDEX	1.20%	IB	$514.28	105
EQ/COMMON STOCK INDEX	1.25%	IB	$50.51	1,904
EQ/COMMON STOCK INDEX	1.30%	IB	$49.23	1,664
EQ/COMMON STOCK INDEX	1.35%	IB	$477.46	161
EQ/COMMON STOCK INDEX	1.40%	IB	$465.76	178
EQ/COMMON STOCK INDEX	1.50%	IB	$47.85	3,159
EQ/COMMON STOCK INDEX	1.55%	IB	$864.70	119
EQ/COMMON STOCK INDEX	1.60%	IB	$843.50	38
EQ/COMMON STOCK INDEX	1.65%	IB	$46.33	2,365
EQ/COMMON STOCK INDEX	1.70%	IB	$802.66	14
EQ/COMMON STOCK INDEX	1.80%	IB	$763.65	1
EQ/COMMON STOCK INDEX	1.90%	IB	$726.54	—

EQ/CONSERVATIVE ALLOCATION	1.15%	IB	$14.23	97
EQ/CONSERVATIVE ALLOCATION	1.20%	IB	$14.08	1,422
EQ/CONSERVATIVE ALLOCATION	1.25%	IB	$14.61	2,895
EQ/CONSERVATIVE ALLOCATION	1.30%	IB	$14.45	6,076
EQ/CONSERVATIVE ALLOCATION	1.35%	IB	$13.64	660
EQ/CONSERVATIVE ALLOCATION	1.40%	IB	$13.49	2,181
EQ/CONSERVATIVE ALLOCATION	1.50%	IB	$13.84	4,075
EQ/CONSERVATIVE ALLOCATION	1.55%	IB	$13.07	4,718
EQ/CONSERVATIVE ALLOCATION	1.60%	IB	$12.93	1,119
EQ/CONSERVATIVE ALLOCATION	1.65%	IB	$13.40	9,679
EQ/CONSERVATIVE ALLOCATION	1.70%	IB	$13.25	899
EQ/CONSERVATIVE ALLOCATION	1.70%	IB	$13.25	103
EQ/CONSERVATIVE ALLOCATION	1.80%	IB	$12.39	15

EQ/CONSERVATIVE GROWTH STRATEGY	1.30%	IB	$18.14	2,479
EQ/CONSERVATIVE GROWTH STRATEGY	1.55%	IB	$17.43	1,019
EQ/CONSERVATIVE GROWTH STRATEGY	1.65%	IB	$17.16	1,126
EQ/CONSERVATIVE GROWTH STRATEGY	1.70%	IB	$17.02	65

EQ/CONSERVATIVE STRATEGY	1.30%	IB	$13.32	1,968
EQ/CONSERVATIVE STRATEGY	1.55%	IB	$12.80	583
EQ/CONSERVATIVE STRATEGY	1.65%	IB	$12.60	663
EQ/CONSERVATIVE STRATEGY	1.70%	IB	$12.50	55

EQ/CONSERVATIVE-PLUS ALLOCATION	1.15%	IB	$17.59	104
EQ/CONSERVATIVE-PLUS ALLOCATION	1.20%	IB	$17.41	844
EQ/CONSERVATIVE-PLUS ALLOCATION	1.25%	IB	$18.36	3,052
EQ/CONSERVATIVE-PLUS ALLOCATION	1.30%	IB	$18.16	5,414
EQ/CONSERVATIVE-PLUS ALLOCATION	1.35%	IB	$16.87	451
EQ/CONSERVATIVE-PLUS ALLOCATION	1.40%	IB	$16.69	1,669
EQ/CONSERVATIVE-PLUS ALLOCATION	1.50%	IB	$17.40	3,966
EQ/CONSERVATIVE-PLUS ALLOCATION	1.55%	IB	$16.17	4,727
EQ/CONSERVATIVE-PLUS ALLOCATION	1.60%	IB	$16.00	600
EQ/CONSERVATIVE-PLUS ALLOCATION	1.65%	IB	$16.84	8,200
EQ/CONSERVATIVE-PLUS ALLOCATION	1.70%	IB	$16.66	732
EQ/CONSERVATIVE-PLUS ALLOCATION	1.70%	IB	$16.66	78
EQ/CONSERVATIVE-PLUS ALLOCATION	1.80%	IB	$15.33	23

EQ/CORE BOND INDEX	0.25%	IB	$10.66	29
EQ/CORE BOND INDEX	0.65%	IB	$10.92	129
EQ/CORE BOND INDEX	0.95%	IB	$15.53	1

The accompanying notes are an integral part of these financial statements.

FSA-14

SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2024

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQ/CORE BOND INDEX	1.20%	IB	$14.51	4,478
EQ/CORE BOND INDEX	1.25%	IB	$10.02	529
EQ/CORE BOND INDEX	1.25%	IB	$10.77	9,247
EQ/CORE BOND INDEX	1.30%	IB	$10.63	10,075
EQ/CORE BOND INDEX	1.35%	IB	$13.92	1,339
EQ/CORE BOND INDEX	1.40%	IB	$13.74	6,268
EQ/CORE BOND INDEX	1.50%	IB	$10.21	11,658
EQ/CORE BOND INDEX	1.55%	IB	$13.18	8,305
EQ/CORE BOND INDEX	1.60%	IB	$13.00	2,787
EQ/CORE BOND INDEX	1.65%	IB	$9.23	33
EQ/CORE BOND INDEX	1.65%	IB	$9.88	14,306
EQ/CORE BOND INDEX	1.70%	IB	$12.65	1,447
EQ/CORE BOND INDEX	1.80%	IB	$12.31	33
EQ/CORE BOND INDEX	1.90%	IB	$11.97	4

EQ/EQUITY 500 INDEX	0.25%	IB	$26.27	8
EQ/EQUITY 500 INDEX	0.65%	IB	$56.58	31
EQ/EQUITY 500 INDEX	0.95%	IB	$141.38	1
EQ/EQUITY 500 INDEX	1.20%	IB	$130.78	1,111
EQ/EQUITY 500 INDEX	1.25%	IB	$51.90	855
EQ/EQUITY 500 INDEX	1.25%	IB	$58.27	3,694
EQ/EQUITY 500 INDEX	1.30%	IB	$57.36	4,902
EQ/EQUITY 500 INDEX	1.35%	IB	$124.79	558
EQ/EQUITY 500 INDEX	1.40%	IB	$122.86	1,681
EQ/EQUITY 500 INDEX	1.50%	IB	$55.21	4,631
EQ/EQUITY 500 INDEX	1.55%	IB	$117.23	2,034
EQ/EQUITY 500 INDEX	1.60%	IB	$115.40	896
EQ/EQUITY 500 INDEX	1.65%	IB	$39.16	143
EQ/EQUITY 500 INDEX	1.65%	IB	$53.44	9,722
EQ/EQUITY 500 INDEX	1.70%	IB	$111.85	753
EQ/EQUITY 500 INDEX	1.80%	IB	$108.39	14
EQ/EQUITY 500 INDEX	1.90%	IB	$105.04	3

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	0.95%	IB	$26.26	—
EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	1.20%	IB	$25.07	106
EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	1.25%	IB	$24.84	186
EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	1.30%	IB	$24.61	861
EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	1.35%	IB	$24.39	49
EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	1.40%	IB	$24.16	100
EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	1.50%	IB	$23.72	259
EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	1.55%	IB	$23.50	566
EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	1.60%	IB	$23.28	49
EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	1.65%	IB	$23.06	1,131
EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	1.70%	IB	$22.85	109

EQ/GLOBAL EQUITY MANAGED VOLATILITY	0.95%	IB	$42.73	—
EQ/GLOBAL EQUITY MANAGED VOLATILITY	1.20%	IB	$39.87	646
EQ/GLOBAL EQUITY MANAGED VOLATILITY	1.25%	IB	$51.50	1,456
EQ/GLOBAL EQUITY MANAGED VOLATILITY	1.30%	IB	$50.79	2,027
EQ/GLOBAL EQUITY MANAGED VOLATILITY	1.35%	IB	$38.25	336
EQ/GLOBAL EQUITY MANAGED VOLATILITY	1.40%	IB	$37.72	1,212
EQ/GLOBAL EQUITY MANAGED VOLATILITY	1.50%	IB	$48.79	2,162
EQ/GLOBAL EQUITY MANAGED VOLATILITY	1.55%	IB	$36.19	2,578
EQ/GLOBAL EQUITY MANAGED VOLATILITY	1.60%	IB	$35.69	338

The accompanying notes are an integral part of these financial statements.

FSA-15

SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2024

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQ/GLOBAL EQUITY MANAGED VOLATILITY	1.65%	IB	$47.24	2,691
EQ/GLOBAL EQUITY MANAGED VOLATILITY	1.70%	IB	$34.71	313
EQ/GLOBAL EQUITY MANAGED VOLATILITY	1.80%	IB	$33.75	2
EQ/GLOBAL EQUITY MANAGED VOLATILITY	1.90%	IB	$32.83	—

EQ/GROWTH STRATEGY	1.30%	IB	$28.13	8,801
EQ/GROWTH STRATEGY	1.55%	IB	$27.03	3,882
EQ/GROWTH STRATEGY	1.65%	IB	$26.61	4,921
EQ/GROWTH STRATEGY	1.70%	IB	$26.40	268

EQ/INTERMEDIATE GOVERNMENT BOND	1.20%	IB	$19.93	489
EQ/INTERMEDIATE GOVERNMENT BOND	1.25%	IB	$10.54	660
EQ/INTERMEDIATE GOVERNMENT BOND	1.30%	IB	$10.36	1,938
EQ/INTERMEDIATE GOVERNMENT BOND	1.35%	IB	$18.93	76
EQ/INTERMEDIATE GOVERNMENT BOND	1.40%	IB	$18.61	713
EQ/INTERMEDIATE GOVERNMENT BOND	1.50%	IB	$9.98	833
EQ/INTERMEDIATE GOVERNMENT BOND	1.55%	IB	$17.68	1,083
EQ/INTERMEDIATE GOVERNMENT BOND	1.60%	IB	$17.38	273
EQ/INTERMEDIATE GOVERNMENT BOND	1.65%	IB	$9.67	1,774
EQ/INTERMEDIATE GOVERNMENT BOND	1.70%	IB	$16.80	141

EQ/INTERNATIONAL CORE MANAGED VOLATILITY	0.95%	IB	$19.68	2
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	1.20%	IB	$18.44	2,138
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	1.25%	IB	$21.26	3,464
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	1.30%	IB	$20.98	4,064
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	1.35%	IB	$17.74	380
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	1.40%	IB	$17.51	2,545
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	1.50%	IB	$20.14	3,727
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	1.55%	IB	$16.84	4,472
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	1.60%	IB	$16.62	1,586
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	1.65%	IB	$19.50	6,928
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	1.70%	IB	$16.19	814
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	1.80%	IB	$15.77	10
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	1.90%	IB	$15.36	1

EQ/INTERNATIONAL EQUITY INDEX	0.95%	IB	$22.37	—
EQ/INTERNATIONAL EQUITY INDEX	1.20%	IB	$20.75	1,465
EQ/INTERNATIONAL EQUITY INDEX	1.25%	IB	$19.91	3,233
EQ/INTERNATIONAL EQUITY INDEX	1.30%	IB	$19.60	3,533
EQ/INTERNATIONAL EQUITY INDEX	1.35%	IB	$19.83	349
EQ/INTERNATIONAL EQUITY INDEX	1.40%	IB	$19.54	2,027
EQ/INTERNATIONAL EQUITY INDEX	1.50%	IB	$18.86	3,629
EQ/INTERNATIONAL EQUITY INDEX	1.55%	IB	$18.67	3,314
EQ/INTERNATIONAL EQUITY INDEX	1.60%	IB	$18.39	904
EQ/INTERNATIONAL EQUITY INDEX	1.65%	IB	$18.26	6,591
EQ/INTERNATIONAL EQUITY INDEX	1.70%	IB	$17.85	1,051
EQ/INTERNATIONAL EQUITY INDEX	1.80%	IB	$17.31	12
EQ/INTERNATIONAL EQUITY INDEX	1.90%	IB	$16.80	—

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	0.95%	IB	$27.94	—
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	1.20%	IB	$26.05	716
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	1.25%	IB	$20.14	1,640
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	1.30%	IB	$19.85	1,639
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	1.35%	IB	$24.98	756
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	1.40%	IB	$24.63	898

The accompanying notes are an integral part of these financial statements.

FSA-16

SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2024

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	1.50%	IB	$19.08	2,012
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	1.55%	IB	$23.61	1,661
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	1.60%	IB	$23.28	449
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	1.65%	IB	$18.47	2,505
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	1.70%	IB	$22.64	188
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	1.80%	IB	$22.01	7
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	1.90%	IB	$21.40	1

EQ/JANUS ENTERPRISE	1.20%	IB	$47.71	280
EQ/JANUS ENTERPRISE	1.25%	IB	$47.24	866
EQ/JANUS ENTERPRISE	1.30%	IB	$46.77	1,376
EQ/JANUS ENTERPRISE	1.35%	IB	$46.31	57
EQ/JANUS ENTERPRISE	1.40%	IB	$45.85	497
EQ/JANUS ENTERPRISE	1.50%	IB	$44.94	1,186
EQ/JANUS ENTERPRISE	1.55%	IB	$44.50	1,474
EQ/JANUS ENTERPRISE	1.60%	IB	$44.05	153
EQ/JANUS ENTERPRISE	1.65%	IB	$43.62	2,003
EQ/JANUS ENTERPRISE	1.70%	IB	$43.18	164
EQ/JANUS ENTERPRISE	1.80%	IB	$42.33	2

EQ/LARGE CAP CORE MANAGED VOLATILITY	0.95%	IB	$42.30	4
EQ/LARGE CAP CORE MANAGED VOLATILITY	1.20%	IB	$39.61	3,222
EQ/LARGE CAP CORE MANAGED VOLATILITY	1.25%	IB	$50.37	2,967
EQ/LARGE CAP CORE MANAGED VOLATILITY	1.30%	IB	$49.71	3,098
EQ/LARGE CAP CORE MANAGED VOLATILITY	1.35%	IB	$38.07	1,820
EQ/LARGE CAP CORE MANAGED VOLATILITY	1.40%	IB	$37.58	3,711
EQ/LARGE CAP CORE MANAGED VOLATILITY	1.50%	IB	$47.72	2,599
EQ/LARGE CAP CORE MANAGED VOLATILITY	1.55%	IB	$36.12	3,812
EQ/LARGE CAP CORE MANAGED VOLATILITY	1.60%	IB	$35.64	3,010
EQ/LARGE CAP CORE MANAGED VOLATILITY	1.65%	IB	$46.20	6,235
EQ/LARGE CAP CORE MANAGED VOLATILITY	1.70%	IB	$34.72	939
EQ/LARGE CAP CORE MANAGED VOLATILITY	1.80%	IB	$33.81	18
EQ/LARGE CAP CORE MANAGED VOLATILITY	1.90%	IB	$32.92	4

EQ/LARGE CAP GROWTH INDEX	0.95%	IB	$53.27	2
EQ/LARGE CAP GROWTH INDEX	1.20%	IB	$49.92	1,027
EQ/LARGE CAP GROWTH INDEX	1.25%	IB	$86.41	1,175
EQ/LARGE CAP GROWTH INDEX	1.30%	IB	$85.29	1,610
EQ/LARGE CAP GROWTH INDEX	1.35%	IB	$48.01	567
EQ/LARGE CAP GROWTH INDEX	1.40%	IB	$47.39	1,629
EQ/LARGE CAP GROWTH INDEX	1.50%	IB	$81.86	1,517
EQ/LARGE CAP GROWTH INDEX	1.55%	IB	$45.57	2,680
EQ/LARGE CAP GROWTH INDEX	1.60%	IB	$44.98	970
EQ/LARGE CAP GROWTH INDEX	1.65%	IB	$79.25	2,770
EQ/LARGE CAP GROWTH INDEX	1.70%	IB	$43.83	628
EQ/LARGE CAP GROWTH INDEX	1.80%	IB	$42.69	11
EQ/LARGE CAP GROWTH INDEX	1.90%	IB	$41.59	1

EQ/LARGE CAP GROWTH MANAGED VOLATILITY	0.95%	IB	$91.03	2
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	1.20%	IB	$84.88	2,557
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	1.25%	IB	$71.76	4,746
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	1.30%	IB	$70.75	5,570
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	1.35%	IB	$81.39	1,409
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	1.40%	IB	$80.25	3,796

The accompanying notes are an integral part of these financial statements.

FSA-17

SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2024

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	1.50%	IB	$67.98	5,974
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	1.55%	IB	$76.94	4,799
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	1.60%	IB	$75.87	1,862
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	1.65%	IB	$65.81	9,351
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	1.70%	IB	$73.77	759
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	1.80%	IB	$71.72	16
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	1.90%	IB	$69.73	3

EQ/LARGE CAP VALUE INDEX	0.95%	IB	$19.19	—
EQ/LARGE CAP VALUE INDEX	1.20%	IB	$18.27	832
EQ/LARGE CAP VALUE INDEX	1.25%	IB	$18.10	2,982
EQ/LARGE CAP VALUE INDEX	1.30%	IB	$17.92	3,688
EQ/LARGE CAP VALUE INDEX	1.35%	IB	$18.01	200
EQ/LARGE CAP VALUE INDEX	1.40%	IB	$17.58	1,375
EQ/LARGE CAP VALUE INDEX	1.50%	IB	$17.24	3,288
EQ/LARGE CAP VALUE INDEX	1.55%	IB	$17.07	3,010
EQ/LARGE CAP VALUE INDEX	1.60%	IB	$16.90	518
EQ/LARGE CAP VALUE INDEX	1.65%	IB	$16.74	7,759
EQ/LARGE CAP VALUE INDEX	1.70%	IB	$16.58	1,218
EQ/LARGE CAP VALUE INDEX	1.80%	IB	$16.25	4

EQ/LARGE CAP VALUE MANAGED VOLATILITY	0.95%	IB	$40.64	1
EQ/LARGE CAP VALUE MANAGED VOLATILITY	1.20%	IB	$37.96	4,686
EQ/LARGE CAP VALUE MANAGED VOLATILITY	1.25%	IB	$31.64	7,419
EQ/LARGE CAP VALUE MANAGED VOLATILITY	1.30%	IB	$31.21	6,775
EQ/LARGE CAP VALUE MANAGED VOLATILITY	1.35%	IB	$36.44	2,039
EQ/LARGE CAP VALUE MANAGED VOLATILITY	1.40%	IB	$35.94	6,462
EQ/LARGE CAP VALUE MANAGED VOLATILITY	1.50%	IB	$29.98	9,245
EQ/LARGE CAP VALUE MANAGED VOLATILITY	1.55%	IB	$34.49	5,976
EQ/LARGE CAP VALUE MANAGED VOLATILITY	1.60%	IB	$34.02	2,933
EQ/LARGE CAP VALUE MANAGED VOLATILITY	1.65%	IB	$29.02	10,894
EQ/LARGE CAP VALUE MANAGED VOLATILITY	1.70%	IB	$33.10	1,045
EQ/LARGE CAP VALUE MANAGED VOLATILITY	1.80%	IB	$32.21	36
EQ/LARGE CAP VALUE MANAGED VOLATILITY	1.90%	IB	$31.33	7

EQ/MID CAP INDEX	0.95%	IB	$40.59	—
EQ/MID CAP INDEX	1.20%	IB	$38.16	1,477
EQ/MID CAP INDEX	1.25%	IB	$43.81	2,128
EQ/MID CAP INDEX	1.30%	IB	$43.27	2,008
EQ/MID CAP INDEX	1.35%	IB	$36.78	156
EQ/MID CAP INDEX	1.40%	IB	$36.33	1,992
EQ/MID CAP INDEX	1.50%	IB	$41.50	2,406
EQ/MID CAP INDEX	1.55%	IB	$35.01	2,453
EQ/MID CAP INDEX	1.60%	IB	$34.58	963
EQ/MID CAP INDEX	1.65%	IB	$40.18	3,766
EQ/MID CAP INDEX	1.70%	IB	$33.73	537
EQ/MID CAP INDEX	1.80%	IB	$32.91	12
EQ/MID CAP INDEX	1.90%	IB	$32.10	—

EQ/MID CAP VALUE MANAGED VOLATILITY	0.95%	IB	$48.71	—
EQ/MID CAP VALUE MANAGED VOLATILITY	1.20%	IB	$45.42	1,511
EQ/MID CAP VALUE MANAGED VOLATILITY	1.25%	IB	$39.71	2,852
EQ/MID CAP VALUE MANAGED VOLATILITY	1.30%	IB	$39.15	2,385
EQ/MID CAP VALUE MANAGED VOLATILITY	1.35%	IB	$43.55	192

The accompanying notes are an integral part of these financial statements.

FSA-18

SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2024

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQ/MID CAP VALUE MANAGED VOLATILITY	1.40%	IB	$42.94	2,064
EQ/MID CAP VALUE MANAGED VOLATILITY	1.50%	IB	$37.62	3,725
EQ/MID CAP VALUE MANAGED VOLATILITY	1.55%	IB	$41.17	2,197
EQ/MID CAP VALUE MANAGED VOLATILITY	1.60%	IB	$40.60	832
EQ/MID CAP VALUE MANAGED VOLATILITY	1.65%	IB	$36.42	4,524
EQ/MID CAP VALUE MANAGED VOLATILITY	1.70%	IB	$39.47	459
EQ/MID CAP VALUE MANAGED VOLATILITY	1.80%	IB	$38.38	11
EQ/MID CAP VALUE MANAGED VOLATILITY	1.90%	IB	$37.31	1

EQ/MODERATE ALLOCATION	0.00%	IB	$16.09	2
EQ/MODERATE ALLOCATION	0.95%	IB	$91.95	—
EQ/MODERATE ALLOCATION	1.15%	IB	$84.99	99
EQ/MODERATE ALLOCATION	1.20%	IB	$83.33	907
EQ/MODERATE ALLOCATION	1.25%	IB	$20.47	12,145
EQ/MODERATE ALLOCATION	1.30%	IB	$20.14	25,919
EQ/MODERATE ALLOCATION	1.35%	IB	$78.54	233
EQ/MODERATE ALLOCATION	1.40%	IB	$77.00	1,539
EQ/MODERATE ALLOCATION	1.50%	IB	$19.39	14,459
EQ/MODERATE ALLOCATION	1.55%	IB	$72.57	4,514
EQ/MODERATE ALLOCATION	1.60%	IB	$71.15	642
EQ/MODERATE ALLOCATION	1.65%	IB	$18.77	35,684
EQ/MODERATE ALLOCATION	1.70%	IB	$68.40	743
EQ/MODERATE ALLOCATION	1.80%	IB	$65.74	7
EQ/MODERATE ALLOCATION	1.90%	IB	$63.18	—

EQ/MODERATE GROWTH STRATEGY	1.30%	IB	$24.72	11,167
EQ/MODERATE GROWTH STRATEGY	1.55%	IB	$23.76	4,434
EQ/MODERATE GROWTH STRATEGY	1.65%	IB	$23.39	3,928
EQ/MODERATE GROWTH STRATEGY	1.70%	IB	$23.20	257

EQ/MODERATE-PLUS ALLOCATION	0.00%	IB	$19.20	1
EQ/MODERATE-PLUS ALLOCATION	0.95%	IB	$25.96	1
EQ/MODERATE-PLUS ALLOCATION	1.15%	IB	$24.88	518
EQ/MODERATE-PLUS ALLOCATION	1.20%	IB	$24.62	2,620
EQ/MODERATE-PLUS ALLOCATION	1.25%	IB	$26.96	18,793
EQ/MODERATE-PLUS ALLOCATION	1.30%	IB	$26.67	38,158
EQ/MODERATE-PLUS ALLOCATION	1.35%	IB	$23.85	1,036
EQ/MODERATE-PLUS ALLOCATION	1.40%	IB	$23.60	4,505
EQ/MODERATE-PLUS ALLOCATION	1.50%	IB	$25.55	20,493
EQ/MODERATE-PLUS ALLOCATION	1.55%	IB	$22.86	30,144
EQ/MODERATE-PLUS ALLOCATION	1.60%	IB	$22.62	1,701
EQ/MODERATE-PLUS ALLOCATION	1.65%	IB	$24.73	62,568
EQ/MODERATE-PLUS ALLOCATION	1.70%	IB	$24.46	4,175
EQ/MODERATE-PLUS ALLOCATION	1.70%	IB	$24.46	394
EQ/MODERATE-PLUS ALLOCATION	1.80%	IB	$21.68	10

EQ/MONEY MARKET	0.00%	IB	$11.07	19,025
EQ/MONEY MARKET	0.00%	IB	$50.89	23
EQ/MONEY MARKET	0.20%	IB	$11.00	619
EQ/MONEY MARKET++	0.65%	IB	$1.11	9,195
EQ/MONEY MARKET++	0.65%	IB	$113.19	116
EQ/MONEY MARKET	0.95%	IB	$33.62	—
EQ/MONEY MARKET	1.15%	IB	$30.79	1
EQ/MONEY MARKET++	1.15%	IB	$31.83	7,406

The accompanying notes are an integral part of these financial statements.

FSA-19

SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2024

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQ/MONEY MARKET	1.20%	IB	$30.12	469
EQ/MONEY MARKET++	1.25%	IB	$1.08	84,777
EQ/MONEY MARKET	1.25%	IB	$10.14	2,444
EQ/MONEY MARKET++	1.25%	IB	$108.04	2,091
EQ/MONEY MARKET	1.30%	IB	$9.91	2,460
EQ/MONEY MARKET	1.35%	IB	$28.19	368
EQ/MONEY MARKET++	1.35%	IB	$31.59	519
EQ/MONEY MARKET	1.40%	IB	$27.58	879
EQ/MONEY MARKET	1.50%	IB	$9.60	3,308
EQ/MONEY MARKET	1.55%	IB	$25.81	1,152
EQ/MONEY MARKET	1.60%	IB	$25.25	531
EQ/MONEY MARKET++	1.65%	IB	$1.07	9,578
EQ/MONEY MARKET	1.65%	IB	$9.30	4,549
EQ/MONEY MARKET++	1.65%	IB	$106.62	217
EQ/MONEY MARKET	1.70%	IB	$24.16	258
EQ/MONEY MARKET	1.80%	IB	$23.11	1

EQ/QUALITY BOND PLUS	1.20%	IB	$16.62	2,391
EQ/QUALITY BOND PLUS	1.25%	IB	$10.64	5,156
EQ/QUALITY BOND PLUS	1.30%	IB	$10.47	8,033
EQ/QUALITY BOND PLUS	1.35%	IB	$15.85	262
EQ/QUALITY BOND PLUS	1.40%	IB	$15.60	3,831
EQ/QUALITY BOND PLUS	1.50%	IB	$10.08	6,486
EQ/QUALITY BOND PLUS	1.55%	IB	$14.87	5,648
EQ/QUALITY BOND PLUS	1.60%	IB	$14.64	1,230
EQ/QUALITY BOND PLUS	1.65%	IB	$9.76	9,206
EQ/QUALITY BOND PLUS	1.70%	IB	$14.18	1,024
EQ/QUALITY BOND PLUS	1.80%	IB	$13.74	5
EQ/QUALITY BOND PLUS	1.90%	IB	$13.31	—

EQ/SMALL COMPANY INDEX	0.95%	IB	$51.27	—
EQ/SMALL COMPANY INDEX	1.20%	IB	$47.89	533
EQ/SMALL COMPANY INDEX	1.25%	IB	$40.74	1,061
EQ/SMALL COMPANY INDEX	1.30%	IB	$40.19	1,512
EQ/SMALL COMPANY INDEX	1.35%	IB	$45.96	161
EQ/SMALL COMPANY INDEX	1.40%	IB	$45.34	849
EQ/SMALL COMPANY INDEX	1.50%	IB	$38.60	1,356
EQ/SMALL COMPANY INDEX	1.55%	IB	$43.51	1,328
EQ/SMALL COMPANY INDEX	1.60%	IB	$42.92	350
EQ/SMALL COMPANY INDEX	1.65%	IB	$37.37	2,154
EQ/SMALL COMPANY INDEX	1.70%	IB	$41.76	297
EQ/SMALL COMPANY INDEX	1.80%	IB	$40.63	1
EQ/SMALL COMPANY INDEX	1.90%	IB	$39.52	1

MULTIMANAGER TECHNOLOGY	0.95%	IB	$87.87	—
MULTIMANAGER TECHNOLOGY	1.20%	IB	$82.90	458
MULTIMANAGER TECHNOLOGY	1.25%	IB	$95.83	857
MULTIMANAGER TECHNOLOGY	1.30%	IB	$94.72	1,349
MULTIMANAGER TECHNOLOGY	1.35%	IB	$80.06	121
MULTIMANAGER TECHNOLOGY	1.40%	IB	$79.13	1,001
MULTIMANAGER TECHNOLOGY	1.50%	IB	$90.79	1,258
MULTIMANAGER TECHNOLOGY	1.55%	IB	$76.41	1,478
MULTIMANAGER TECHNOLOGY	1.60%	IB	$75.52	362
MULTIMANAGER TECHNOLOGY	1.65%	IB	$87.89	1,886

The accompanying notes are an integral part of these financial statements.

FSA-20

SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Concluded)

DECEMBER 31, 2024

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
MULTIMANAGER TECHNOLOGY	1.70%	IB	$73.78	216
MULTIMANAGER TECHNOLOGY	1.80%	IB	$72.07	6

The accompanying notes are an integral part of these financial statements.

*	Contract charges reflect the annual mortality, expense risk, financial accounting and other expenses related to the Variable Investment Options.
**	Share class reflects the share class of the Portfolio in which the units of the Variable Investment Option are invested, as further described in Note 6 of these financial statements.
***	Variable Investment Options where Units Outstanding are less than 500 are denoted by a —.
++	This Variable Investment Option is subject to a non-guaranteed fee waiver. If the total return on any given day is negative, the contract charges will be waived in its entirety for such dates.

FSA-21

SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2024

	1290 VT GAMCO MERGERS & ACQUISITIONS*	1290 VT GAMCO SMALL COMPANY VALUE*	1290 VT SMARTBETA EQUITY ESG*	1290 VT SOCIALLY RESPONSIBLE*	EQ/400 MANAGED VOLATILITY*	EQ/2000 MANAGED VOLATILITY*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$1,576,514	$3,811,501	$1,746,027	$391,974	$2,392,062	$4,630,955
Expenses:
Asset-based charges	1,296,972	9,878,541	2,945,438	1,354,643	3,439,626	5,032,475

Net Investment Income (Loss)	279,542	(6,067,040)	(1,199,411)	(962,669)	(1,047,564)	(401,520)

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	221,176	6,022,126	3,790,186	4,250,071	2,549,503	1,382,594
Net realized gain distribution from the Portfolios	3,742,848	47,795,710	11,516,335	4,053,924	20,229,842	22,059,459

Net realized gain (loss)	3,964,024	53,817,836	15,306,521	8,303,995	22,779,345	23,442,053

Net change in unrealized appreciation (depreciation) of investments	2,065,486	16,193,938	12,613,727	9,250,283	3,619,157	7,257,534

Net Realized and Unrealized Gain (Loss) on Investments	6,029,510	70,011,774	27,920,248	17,554,278	26,398,502	30,699,587

Net Increase (Decrease) in Net Assets Resulting from Operations	$6,309,052	$63,944,734	$26,720,837	$16,591,609	$25,350,938	$30,298,067

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-22

SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2024

	EQ/AB SHORT DURATION GOVERNMENT BOND*	EQ/AB SMALL CAP GROWTH*	EQ/AGGRESSIVE ALLOCATION*	EQ/AGGRESSIVE GROWTH STRATEGY*	EQ/BALANCED STRATEGY*	EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$12,671,728	$1,092,935	$38,817,554	$14,792,666	$17,862,570	$532,873
Expenses:
Asset-based charges	5,426,536	5,795,404	28,305,792	10,373,375	10,284,811	2,610,216

Net Investment Income (Loss)	7,245,192	(4,702,469)	10,511,762	4,419,291	7,577,759	(2,077,343)

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	1,564,920	(2,303,297)	(29,583,978)	(5,838,050)	2,776,923	4,917,577
Net realized gain distribution from the Portfolios	—	36,657,740	97,140,516	24,282,256	28,717,071	—

Net realized gain (loss)	1,564,920	34,354,443	67,556,538	18,444,206	31,493,994	4,917,577

Net change in unrealized appreciation (depreciation) of investments	1,291,609	15,840,316	136,858,850	57,160,622	12,530,088	29,678,506

Net Realized and Unrealized Gain (Loss) on Investments	2,856,529	50,194,759	204,415,388	75,604,828	44,024,082	34,596,083

Net Increase (Decrease) in Net Assets Resulting from Operations	$10,101,721	$45,492,290	$214,927,150	$80,024,119	$51,601,841	$32,518,740

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-23

SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2024

	EQ/COMMON STOCK INDEX*	EQ/CONSERVATIVE ALLOCATION*	EQ/CONSERVATIVE GROWTH STRATEGY*	EQ/CONSERVATIVE STRATEGY*	EQ/CONSERVATIVE- PLUS ALLOCATION*	EQ/CORE BOND INDEX*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$5,865,903	$14,294,820	$2,288,100	$1,286,167	$14,030,486	$20,060,211
Expenses:
Asset-based charges	11,636,053	7,628,843	1,270,530	656,576	8,157,482	12,118,538

Net Investment Income (Loss)	(5,770,150)	6,665,977	1,017,570	629,591	5,873,004	7,941,673

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	22,655,840	(8,650,082)	645,655	337,034	(8,490,559)	(3,794,663)
Net realized gain distribution from the Portfolios	52,328,223	8,939,472	2,911,137	471,698	20,573,674	—

Net realized gain (loss)	74,984,063	289,390	3,556,792	808,732	12,083,115	(3,794,663)

Net change in unrealized appreciation (depreciation) of investments	84,413,254	9,055,388	611,024	46,259	11,534,328	3,509,630

Net Realized and Unrealized Gain (Loss) on Investments	159,397,317	9,344,778	4,167,816	854,991	23,617,443	(285,033)

Net Increase (Decrease) in Net Assets Resulting from Operations	$153,627,167	$16,010,755	$5,185,386	$1,484,582	$29,490,447	$7,656,640

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-24

SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2024

	EQ/EQUITY 500 INDEX*	EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY*	EQ/GLOBAL EQUITY MANAGED VOLATILITY*	EQ/GROWTH STRATEGY*	EQ/INTERMEDIATE GOVERNMENT BOND*	EQ/INTERNATIONAL CORE MANAGED VOLATILITY*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$18,044,449	$970,240	$7,745,523	$11,561,346	$2,622,014	$13,035,702
Expenses:
Asset-based charges	31,767,517	1,250,825	9,463,565	7,416,948	1,554,668	9,216,800

Net Investment Income (Loss)	(13,723,068)	(280,585)	(1,718,042)	4,144,398	1,067,346	3,818,902

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	85,287,575	(2,103,589)	(1,721,357)	7,632,422	(682,815)	1,794,322
Net realized gain distribution from the Portfolios	43,903,059	6,831,775	65,543,402	26,012,804	—	28,921,878

Net realized gain (loss)	129,190,634	4,728,186	63,822,045	33,645,226	(682,815)	30,716,200

Net change in unrealized appreciation (depreciation) of investments	316,296,020	3,036,088	5,354,379	13,997,899	580,157	(21,320,800)

Net Realized and Unrealized Gain (Loss) on Investments	445,486,654	7,764,274	69,176,424	47,643,125	(102,658)	9,395,400

Net Increase (Decrease) in Net Assets Resulting from Operations	$431,763,586	$7,483,689	$67,458,382	$51,787,523	$964,688	$13,214,302

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-25

SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2024

	EQ/INTERNATIONAL EQUITY INDEX*	EQ/INTERNATIONAL VALUE MANAGED VOLATILITY*	EQ/JANUS ENTERPRISE*	EQ/LARGE CAP CORE MANAGED VOLATILITY*	EQ/LARGE CAP GROWTH INDEX*	EQ/LARGE CAP GROWTH MANAGED VOLATILITY*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$15,332,588	$6,545,324	$47,549	$12,817,007	$318,167	$9,454,684
Expenses:
Asset-based charges	7,882,355	4,173,024	5,597,664	19,778,850	13,207,202	42,566,793

Net Investment Income (Loss)	7,450,233	2,372,300	(5,550,115)	(6,961,843)	(12,889,035)	(33,112,109)

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	5,767,940	666,486	(1,395,604)	22,979,516	37,148,432	37,039,025
Net realized gain distribution from the Portfolios	—	14,859,091	28,348,936	232,160,831	64,357,342	345,573,877

Net realized gain (loss)	5,767,940	15,525,577	26,953,332	255,140,347	101,505,774	382,612,902

Net change in unrealized appreciation (depreciation) of investments	5,280,690	(17,152,873)	23,055,135	16,296,443	145,899,230	367,329,048

Net Realized and Unrealized Gain (Loss) on Investments	11,048,630	(1,627,296)	50,008,467	271,436,790	247,405,004	749,941,950

Net Increase (Decrease) in Net Assets Resulting from Operations	$18,498,863	$745,004	$44,458,352	$264,474,947	$234,515,969	$716,829,841

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-26

SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2024

	EQ/LARGE CAP VALUE INDEX*	EQ/LARGE CAP VALUE MANAGED VOLATILITY*	EQ/MID CAP INDEX*	EQ/MID CAP VALUE MANAGED VOLATILITY*	EQ/MODERATE ALLOCATION*	EQ/MODERATE GROWTH STRATEGY*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$6,292,948	$29,120,771	$6,135,622	$11,342,662	$63,651,323	$11,996,035
Expenses:
Asset-based charges	6,674,273	28,310,467	10,694,956	12,506,487	37,239,541	7,188,109

Net Investment Income (Loss)	(381,325)	810,304	(4,559,334)	(1,163,825)	26,411,782	4,807,926

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	5,524,173	18,216,046	4,797,931	1,376,202	(35,822,925)	5,373,826
Net realized gain distribution from the Portfolios	22,371,674	174,383,236	45,232,416	90,441,832	96,259,314	28,326,681

Net realized gain (loss)	27,895,847	192,599,282	50,030,347	91,818,034	60,436,389	33,700,507

Net change in unrealized appreciation (depreciation) of investments	22,542,423	36,732,011	34,144,221	(8,359,937)	69,108,337	5,482,742

Net Realized and Unrealized Gain (Loss) on Investments	50,438,270	229,331,293	84,174,568	83,458,097	129,544,726	39,183,249

Net Increase (Decrease) in Net Assets Resulting from Operations	$50,056,945	$230,141,597	$79,615,234	$82,294,272	$155,956,508	$43,991,175

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-27

SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (Concluded)

FOR THE YEAR ENDED DECEMBER 31, 2024

	EQ/MODERATE- PLUS ALLOCATION*	EQ/MONEY MARKET*	EQ/QUALITY BOND PLUS*	EQ/SMALL COMPANY INDEX*	MULTIMANAGER TECHNOLOGY*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$111,774,479	$37,546,174	$15,818,596	$4,957,854	$—
Expenses:
Asset-based charges	72,664,746	8,595,146	7,835,539	5,961,049	11,475,509

Net Investment Income (Loss)	39,109,733	28,951,028	7,983,057	(1,003,195)	(11,475,509)

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	(84,251,031)	(3,322)	(2,822,977)	(174,391)	29,841,516
Net realized gain distribution from the Portfolios	261,385,998	152,157	—	23,892,860	91,252,782

Net realized gain (loss)	177,134,967	148,835	(2,822,977)	23,718,469	121,094,298

Net change in unrealized appreciation (depreciation) of investments	209,419,504	(76,628)	(3,408,456)	14,117,230	57,689,852

Net Realized and Unrealized Gain (Loss) on Investments	386,554,471	72,207	(6,231,433)	37,835,699	178,784,150

Net Increase (Decrease) in Net Assets Resulting from Operations	$425,664,204	$29,023,235	$1,751,624	$36,832,504	$167,308,641

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-28

SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31, 2024 AND 2023

	1290 VT GAMCO MERGERS & ACQUISITIONS*		1290 VT GAMCO SMALL COMPANY VALUE*		1290 VT SMARTBETA EQUITY ESG*
	2024	2023	2024	2023	2024	2023
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$279,542	$268,746	$(6,067,040)	$(5,557,445)	$(1,199,411)	$(405,047)
Net realized gain (loss)	3,964,024	(460,734)	53,817,836	82,175,558	15,306,521	10,721,113
Net change in unrealized appreciation (depreciation) of investments	2,065,486	7,100,645	16,193,938	39,270,038	12,613,727	15,744,851

Net increase (decrease) in net assets resulting from operations	6,309,052	6,908,657	63,944,734	115,888,151	26,720,837	26,060,917

From Contractowners Transactions:
Payments received from contractowners	342,298	477,378	2,721,034	1,976,129	1,228,927	1,363,080
Transfers between Variable Investment Options including guaranteed interest account, net	664,888	(2,384,633)	(14,374,002)	(12,076,970)	(3,179,370)	(4,360,733)
Redemptions for contract benefits and terminations	(8,726,817)	(9,123,378)	(77,430,059)	(54,968,547)	(20,284,974)	(17,382,436)
Contract maintenance charges	(1,761,670)	(1,967,213)	(12,049,074)	(12,587,538)	(3,988,078)	(4,167,346)

Net increase (decrease) in net assets resulting from contractowners transactions	(9,481,301)	(12,997,846)	(101,132,101)	(77,656,926)	(26,223,495)	(24,547,435)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 49	—	—	10	(8)	—	—

Net Increase (Decrease) in Net Assets	(3,172,249)	(6,089,189)	(37,187,357)	38,231,217	497,342	1,513,482
Net Assets — Beginning of Year	89,535,519	95,624,708	680,657,168	642,425,951	191,450,412	189,936,930

Net Assets — End of Year	$86,363,270	$89,535,519	$643,469,811	$680,657,168	$191,947,754	$191,450,412

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

.

FSA-29

SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31, 2024 AND 2023

	1290 VT SOCIALLY RESPONSIBLE*		EQ/400 MANAGED VOLATILITY*		EQ/2000 MANAGED VOLATILITY*
	2024	2023	2024	2023	2024	2023
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(962,669)	$(634,930)	$(1,047,564)	$(749,564)	$(401,520)	$(721,436)
Net realized gain (loss)	8,303,995	12,537,929	22,779,345	1,898,326	23,442,053	(49,919,469)
Net change in unrealized appreciation (depreciation) of investments	9,250,283	7,416,963	3,619,157	28,752,771	7,257,534	96,214,692

Net increase (decrease) in net assets resulting from operations	16,591,609	19,319,962	25,350,938	29,901,533	30,298,067	45,573,787

From Contractowners Transactions:
Payments received from contractowners	120,794	248,548	547,014	1,176,433	1,319,569	1,447,711
Transfers between Variable Investment Options including guaranteed interest account, net	(4,613,717)	(2,919,645)	(5,181,639)	(3,551,624)	(3,935,449)	2,678,937
Redemptions for contract benefits and terminations	(10,694,649)	(6,892,496)	(26,577,241)	(20,970,646)	(37,289,460)	(31,500,986)
Contract maintenance charges	(1,388,574)	(1,446,860)	(3,775,355)	(3,995,110)	(5,413,463)	(5,699,215)

Net increase (decrease) in net assets resulting from contractowners transactions	(16,576,146)	(11,010,453)	(34,987,221)	(27,340,947)	(45,318,803)	(33,073,553)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 49	—	6	—	—	—	—

Net Increase (Decrease) in Net Assets	15,463	8,309,515	(9,636,283)	2,560,586	(15,020,736)	12,500,234
Net Assets — Beginning of Year	88,926,638	80,617,123	235,794,361	233,233,775	352,296,983	339,796,749

Net Assets — End of Year	$88,942,101	$88,926,638	$226,158,078	$235,794,361	$337,276,247	$352,296,983

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-30

SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31, 2024 AND 2023

	EQ/AB SHORT DURATION GOVERNMENT BOND*		EQ/AB SMALL CAP GROWTH*		EQ/AGGRESSIVE ALLOCATION*
	2024	2023	2024	2023	2024	2023
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$7,245,192	$3,664,644	$(4,702,469)	$(4,422,522)	$10,511,762	$(2,919,764)
Net realized gain (loss)	1,564,920	(4,594,424)	34,354,443	(88,430,061)	67,556,538	(154,076,244)
Net change in unrealized appreciation (depreciation) of investments	1,291,609	11,699,461	15,840,316	148,666,837	136,858,850	437,308,653

Net increase (decrease) in net assets resulting from operations	10,101,721	10,769,681	45,492,290	55,814,254	214,927,150	280,312,645

From Contractowners Transactions:
Payments received from contractowners	3,304,326	4,596,096	1,478,396	1,309,292	8,313,504	11,384,633
Transfers between Variable Investment Options including guaranteed interest account, net	28,499,654	(14,375,025)	(5,058,265)	4,084,649	(28,525,330)	(16,259,496)
Redemptions for contract benefits and terminations	(53,270,498)	(42,841,202)	(41,068,939)	(32,490,466)	(193,465,007)	(156,277,909)
Contract maintenance charges	(9,033,455)	(10,403,603)	(6,288,005)	(6,469,091)	(37,968,833)	(38,901,168)

Net increase (decrease) in net assets resulting from contractowners transactions	(30,499,973)	(63,023,734)	(50,936,813)	(33,565,616)	(251,645,666)	(200,053,940)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 49	128,843	(128,850)	(6)	—	—	8,953

Net Increase (Decrease) in Net Assets	(20,269,409)	(52,382,903)	(5,444,529)	22,248,638	(36,718,516)	80,267,658
Net Assets — Beginning of Year	373,862,637	426,245,540	390,468,018	368,219,380	1,865,362,435	1,785,094,777

Net Assets — End of Year	$353,593,228	$373,862,637	$385,023,489	$390,468,018	$1,828,643,919	$1,865,362,435

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-31

SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31, 2024 AND 2023

	EQ/AGGRESSIVE GROWTH STRATEGY*		EQ/BALANCED STRATEGY*		EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY*
	2024	2023	2024	2023	2024	2023
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$4,419,291	$(1,711,456)	$7,577,759	$178,360	$(2,077,343)	$(1,503,800)
Net realized gain (loss)	18,444,206	(34,050,665)	31,493,994	(29,288,867)	4,917,577	3,920,424
Net change in unrealized appreciation (depreciation) of investments	57,160,622	138,195,677	12,530,088	105,707,329	29,678,506	31,112,173

Net increase (decrease) in net assets resulting from operations	80,024,119	102,433,556	51,601,841	76,596,822	32,518,740	33,528,797

From Contractowners Transactions:
Payments received from contractowners	5,911,119	2,351,094	7,662,731	6,155,990	1,175,489	1,083,438
Transfers between Variable Investment Options including guaranteed interest account, net	(4,075,667)	(7,207,550)	8,963,746	13,335,076	(8,627,045)	(1,363,448)
Redemptions for contract benefits and terminations	(80,473,221)	(75,682,487)	(83,444,185)	(72,904,255)	(19,615,044)	(15,510,134)
Contract maintenance charges	(15,344,581)	(16,074,693)	(15,227,195)	(15,882,505)	(3,556,592)	(3,581,989)

Net increase (decrease) in net assets resulting from contractowners transactions	(93,982,350)	(96,613,636)	(82,044,903)	(69,295,694)	(30,623,192)	(19,372,133)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 49	—	1,373	25	1,060	—	—

Net Increase (Decrease) in Net Assets	(13,958,231)	5,821,293	(30,443,037)	7,302,188	1,895,548	14,156,664
Net Assets — Beginning of Year	679,836,018	674,014,725	708,120,949	700,818,761	171,735,292	157,578,628

Net Assets — End of Year	$665,877,787	$679,836,018	$677,677,912	$708,120,949	$173,630,840	$171,735,292

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-32

SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31, 2024 AND 2023

	EQ/COMMON STOCK INDEX*		EQ/CONSERVATIVE ALLOCATION*		EQ/CONSERVATIVE GROWTH STRATEGY*
	2024	2023	2024	2023	2024	2023
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(5,770,150)	$(2,561,931)	$6,665,977	$4,251,342	$1,017,570	$77,244
Net realized gain (loss)	74,984,063	176,981,018	289,390	(62,385,386)	3,556,792	(1,298,431)
Net change in unrealized appreciation (depreciation) of investments	84,413,254	(21,371,064)	9,055,388	92,784,247	611,024	9,775,219

Net increase (decrease) in net assets resulting from operations	153,627,167	153,048,023	16,010,755	34,650,203	5,185,386	8,554,032

From Contractowners Transactions:
Payments received from contractowners	3,040,242	3,353,481	8,272,289	9,554,186	297,574	125,362
Transfers between Variable Investment Options including guaranteed interest account, net	(18,581,178)	(6,532,892)	(6,453,509)	7,316,432	(595,075)	1,817,747
Redemptions for contract benefits and terminations	(93,672,156)	(65,485,234)	(84,690,321)	(86,870,295)	(10,347,012)	(8,119,008)
Contract maintenance charges	(11,464,512)	(11,389,190)	(15,641,848)	(17,584,366)	(1,981,534)	(1,986,034)

Net increase (decrease) in net assets resulting from contractowners transactions	(120,677,604)	(80,053,835)	(98,513,389)	(87,584,043)	(12,626,047)	(8,161,933)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 49	—	—	—	—	—	419

Net Increase (Decrease) in Net Assets	32,949,563	72,994,188	(82,502,634)	(52,933,840)	(7,440,661)	392,518
Net Assets — Beginning of Year	766,989,200	693,995,012	548,242,867	601,176,707	90,595,646	90,203,128

Net Assets — End of Year	$799,938,763	$766,989,200	$465,740,233	$548,242,867	$83,154,985	$90,595,646

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-33

SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31, 2024 AND 2023

	EQ/CONSERVATIVE STRATEGY*		EQ/CONSERVATIVE-PLUS ALLOCATION*		EQ/CORE BOND INDEX*
	2024	2023	2024	2023	2024	2023
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$629,591	$67,566	$5,873,004	$2,531,919	$7,941,673	$5,050,558
Net realized gain (loss)	808,732	(5,010,678)	12,083,115	(70,075,034)	(3,794,663)	(60,879,230)
Net change in unrealized appreciation (depreciation) of investments	46,259	8,166,556	11,534,328	119,584,981	3,509,630	81,405,199

Net increase (decrease) in net assets resulting from operations	1,484,582	3,223,444	29,490,447	52,041,866	7,656,640	25,576,527

From Contractowners Transactions:
Payments received from contractowners	243,908	439,600	6,556,295	7,865,739	6,746,746	7,317,896
Transfers between Variable Investment Options including guaranteed interest account, net	71,020	(20,952)	(947,175)	(4,960,472)	69,534,650	24,715,567
Redemptions for contract benefits and terminations	(6,144,234)	(6,235,374)	(79,086,604)	(81,757,487)	(105,571,752)	(91,323,629)
Contract maintenance charges	(1,247,978)	(1,329,118)	(13,769,343)	(15,327,295)	(15,633,722)	(17,428,487)

Net increase (decrease) in net assets resulting from contractowners transactions	(7,077,284)	(7,145,844)	(87,246,827)	(94,179,515)	(44,924,078)	(76,718,653)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 49	—	—	—	1,553	11	(21)

Net Increase (Decrease) in Net Assets	(5,592,702)	(3,922,400)	(57,756,380)	(42,136,096)	(37,267,427)	(51,142,147)
Net Assets — Beginning of Year	48,315,471	52,237,871	571,176,348	613,312,444	846,005,614	897,147,761

Net Assets — End of Year	$42,722,769	$48,315,471	$513,419,968	$571,176,348	$808,738,187	$846,005,614

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-34

SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31, 2024 AND 2023

	EQ/EQUITY 500 INDEX*		EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY*		EQ/GLOBAL EQUITY MANAGED VOLATILITY*
	2024	2023	2024	2023	2024	2023
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(13,723,068)	$(7,735,025)	$(280,585)	$(337,511)	$(1,718,042)	$(3,763,621)
Net realized gain (loss)	129,190,634	377,336,011	4,728,186	(9,360,504)	63,822,045	(5,710,801)
Net change in unrealized appreciation (depreciation) of investments	316,296,020	38,241,306	3,036,088	19,345,581	5,354,379	120,223,301

Net increase (decrease) in net assets resulting from operations	431,763,586	407,842,292	7,483,689	9,647,566	67,458,382	110,748,879

From Contractowners Transactions:
Payments received from contractowners	11,247,604	9,205,820	333,617	438,238	1,737,389	1,961,167
Transfers between Variable Investment Options including guaranteed interest account, net	1,125,101	18,629,481	(892,899)	294,606	(11,853,387)	(14,592,525)
Redemptions for contract benefits and terminations	(258,191,393)	(199,862,287)	(10,089,903)	(7,281,559)	(68,684,771)	(54,625,435)
Contract maintenance charges	(32,162,244)	(30,777,010)	(1,758,706)	(1,872,909)	(11,907,984)	(12,311,701)

Net increase (decrease) in net assets resulting from contractowners transactions	(277,980,932)	(202,803,996)	(12,407,891)	(8,421,624)	(90,708,753)	(79,568,494)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 49	7	14	—	—	—	—

Net Increase (Decrease) in Net Assets	153,782,661	205,038,310	(4,924,202)	1,225,942	(23,250,371)	31,180,385
Net Assets — Beginning of Year	2,019,537,447	1,814,499,137	86,172,023	84,946,081	634,444,874	603,264,489

Net Assets — End of Year	$2,173,320,108	$2,019,537,447	$81,247,821	$86,172,023	$611,194,503	$634,444,874

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-35

SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31, 2024 AND 2023

	EQ/GROWTH STRATEGY*		EQ/INTERMEDIATE GOVERNMENT BOND*		EQ/INTERNATIONAL CORE MANAGED VOLATILITY*
	2024	2023	2024	2023	2024	2023
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$4,144,398	$(502,938)	$1,067,346	$1,286,142	$3,818,902	$1,419,500
Net realized gain (loss)	33,645,226	47,607,827	(682,815)	(8,563,982)	30,716,200	25,713,763
Net change in unrealized appreciation (depreciation) of investments	13,997,899	20,492,693	580,157	9,854,790	(21,320,800)	62,294,423

Net increase (decrease) in net assets resulting from operations	51,787,523	67,597,582	964,688	2,576,950	13,214,302	89,427,686

From Contractowners Transactions:
Payments received from contractowners	679,467	503,854	1,206,632	954,429	3,711,551	3,989,354
Transfers between Variable Investment Options including guaranteed interest account, net	2,859,985	(989,097)	7,417,792	416,627	4,511,414	(21,848,484)
Redemptions for contract benefits and terminations	(58,150,557)	(38,152,729)	(13,299,086)	(12,479,821)	(70,404,322)	(55,438,885)
Contract maintenance charges	(9,547,625)	(9,649,625)	(2,242,637)	(2,460,425)	(11,279,631)	(12,316,330)

Net increase (decrease) in net assets resulting from contractowners transactions	(64,158,730)	(48,287,597)	(6,917,299)	(13,569,190)	(73,460,988)	(85,614,345)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 49	10	4,663	11	(10)	—	—

Net Increase (Decrease) in Net Assets	(12,371,197)	19,314,648	(5,952,600)	(10,992,250)	(60,246,686)	3,813,341
Net Assets — Beginning of Year	502,897,304	483,582,656	109,163,790	120,156,040	635,144,926	631,331,585

Net Assets — End of Year	$490,526,107	$502,897,304	$103,211,190	$109,163,790	$574,898,240	$635,144,926

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-36

SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31, 2024 AND 2023

	EQ/INTERNATIONAL EQUITY INDEX*		EQ/INTERNATIONAL VALUE MANAGED VOLATILITY*		EQ/JANUS ENTERPRISE*
	2024	2023	2024	2023	2024	2023
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$7,450,233	$6,930,986	$2,372,300	$1,678,168	$(5,550,115)	$(5,288,635)
Net realized gain (loss)	5,767,940	24,056,238	15,525,577	6,637,386	26,953,332	22,390,513
Net change in unrealized appreciation (depreciation) of investments	5,280,690	52,259,949	(17,152,873)	37,683,589	23,055,135	35,047,558

Net increase (decrease) in net assets resulting from operations	18,498,863	83,247,173	745,004	45,999,143	44,458,352	52,149,436

From Contractowners Transactions:
Payments received from contractowners	2,909,423	2,515,202	2,868,375	947,334	1,037,938	1,312,866
Transfers between Variable Investment Options including guaranteed interest account, net	10,542,790	(10,254,489)	3,723,146	(12,632,151)	(4,500,932)	(2,103,696)
Redemptions for contract benefits and terminations	(55,891,663)	(43,717,793)	(30,992,012)	(25,503,102)	(40,757,188)	(32,703,672)
Contract maintenance charges	(9,446,684)	(10,041,472)	(4,790,543)	(5,349,961)	(6,963,231)	(7,304,728)

Net increase (decrease) in net assets resulting from contractowners transactions	(51,886,134)	(61,498,552)	(29,191,034)	(42,537,880)	(51,183,413)	(40,799,230)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 49	—	104	—	—	(6)	2,750

Net Increase (Decrease) in Net Assets	(33,387,271)	21,748,725	(28,446,030)	3,461,263	(6,725,067)	11,352,956
Net Assets — Beginning of Year	530,216,762	508,468,037	292,444,753	288,983,490	371,072,703	359,719,747

Net Assets — End of Year	$496,829,491	$530,216,762	$263,998,723	$292,444,753	$364,347,636	$371,072,703

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

.

FSA-37

SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31, 2024 AND 2023

	EQ/LARGE CAP CORE MANAGED VOLATILITY*		EQ/LARGE CAP GROWTH INDEX*		EQ/LARGE CAP GROWTH MANAGED VOLATILITY*
	2024	2023	2024	2023	2024	2023
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(6,961,843)	$2,941,287	$(12,889,035)	$(9,332,965)	$(33,112,109)	$(27,324,626)
Net realized gain (loss)	255,140,347	54,726,413	101,505,774	42,411,004	382,612,902	(190,346,499)
Net change in unrealized appreciation (depreciation) of investments	16,296,443	189,645,213	145,899,230	214,130,001	367,329,048	1,017,357,137

Net increase (decrease) in net assets resulting from operations	264,474,947	247,312,913	234,515,969	247,208,040	716,829,841	799,686,012

From Contractowners Transactions:
Payments received from contractowners	6,082,406	5,588,329	3,621,283	2,016,001	7,768,337	6,641,244
Transfers between Variable Investment Options including guaranteed interest account, net	(37,399,982)	(22,369,387)	(14,027,036)	(314,770)	(125,550,483)	(77,261,264)
Redemptions for contract benefits and terminations	(164,199,443)	(118,901,904)	(104,611,275)	(63,948,411)	(327,294,257)	(236,408,807)
Contract maintenance charges	(19,905,730)	(19,841,750)	(13,575,982)	(12,585,196)	(45,278,127)	(43,844,052)

Net increase (decrease) in net assets resulting from contractowners transactions	(215,422,749)	(155,524,712)	(128,593,010)	(74,832,376)	(490,354,530)	(350,872,879)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 49	(275,131)	2,706	275,130	532	(92)	307,083

Net Increase (Decrease) in Net Assets	48,777,067	91,790,907	106,198,089	172,376,196	226,475,219	449,120,216
Net Assets — Beginning of Year	1,282,225,254	1,190,434,347	825,915,269	653,539,073	2,734,447,814	2,285,327,598

Net Assets — End of Year	$1,331,002,321	$1,282,225,254	$932,113,358	$825,915,269	$2,960,923,033	$2,734,447,814

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-38

SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31, 2024 AND 2023

	EQ/LARGE CAP VALUE INDEX*		EQ/LARGE CAP VALUE MANAGED VOLATILITY*		EQ/MID CAP INDEX*
	2024	2023	2024	2023	2024	2023
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(381,325)	$343,941	$810,304	$2,536,085	$(4,559,334)	$(3,187,980)
Net realized gain (loss)	27,895,847	22,520,270	192,599,282	186,864,052	50,030,347	36,258,918
Net change in unrealized appreciation (depreciation) of investments	22,542,423	14,065,274	36,732,011	29,209,833	34,144,221	59,183,338

Net increase (decrease) in net assets resulting from operations	50,056,945	36,929,485	230,141,597	218,609,970	79,615,234	92,254,276

From Contractowners Transactions:
Payments received from contractowners	3,392,901	1,802,433	8,690,452	8,788,414	2,977,067	3,734,971
Transfers between Variable Investment Options including guaranteed interest account, net	(6,922,184)	(2,225,593)	(32,782,398)	(19,255,101)	(9,617,707)	3,133,939
Redemptions for contract benefits and terminations	(43,920,682)	(35,972,093)	(223,026,287)	(179,680,122)	(77,916,126)	(62,441,761)
Contract maintenance charges	(8,004,028)	(8,407,164)	(30,455,397)	(31,796,101)	(11,858,927)	(12,298,957)

Net increase (decrease) in net assets resulting from contractowners transactions	(55,453,993)	(44,802,417)	(277,573,630)	(221,942,910)	(96,415,693)	(67,871,808)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 49	—	(12)	—	105,867	—	3,148

Net Increase (Decrease) in Net Assets	(5,397,048)	(7,872,944)	(47,432,033)	(3,227,073)	(16,800,459)	24,385,616
Net Assets — Beginning of Year	435,453,161	443,326,105	1,913,459,667	1,916,686,740	720,398,562	696,012,946

Net Assets — End of Year	$430,056,113	$435,453,161	$1,866,027,634	$1,913,459,667	$703,598,103	$720,398,562

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-39

SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31, 2024 AND 2023

	EQ/MID CAP VALUE MANAGED VOLATILITY*		EQ/MODERATE ALLOCATION*		EQ/MODERATE GROWTH STRATEGY*
	2024	2023	2024	2023	2024	2023
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(1,163,825)	$(313,224)	$26,411,782	$9,276,365	$4,807,926	$(118,541)
Net realized gain (loss)	91,818,034	46,179,392	60,436,389	(297,443,643)	33,700,507	27,186,055
Net change in unrealized appreciation (depreciation) of investments	(8,359,937)	46,256,242	69,108,337	553,110,877	5,482,742	34,730,325

Net increase (decrease) in net assets resulting from operations	82,294,272	92,122,410	155,956,508	264,943,599	43,991,175	61,797,839

From Contractowners Transactions:
Payments received from contractowners	3,880,536	3,636,562	33,625,552	32,815,865	836,215	1,723,484
Transfers between Variable Investment Options including guaranteed interest account, net	(16,503,671)	68,664	(4,774,748)	(17,124,521)	(3,067,514)	(1,451,700)
Redemptions for contract benefits and terminations	(94,912,139)	(77,192,090)	(333,168,015)	(330,950,135)	(57,257,127)	(42,886,905)
Contract maintenance charges	(14,077,769)	(14,926,119)	(61,341,951)	(66,242,253)	(9,882,157)	(10,141,054)

Net increase (decrease) in net assets resulting from contractowners transactions	(121,613,043)	(88,412,983)	(365,659,162)	(381,501,044)	(69,370,583)	(52,756,175)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 49	13	4,923	8	10,263	—	3,734

Net Increase (Decrease) in Net Assets	(39,318,758)	3,714,350	(209,702,646)	(116,547,182)	(25,379,408)	9,045,398
Net Assets — Beginning of Year	859,520,397	855,806,047	2,576,365,764	2,692,912,946	504,773,644	495,728,246

Net Assets — End of Year	$820,201,639	$859,520,397	$2,366,663,118	$2,576,365,764	$479,394,236	$504,773,644

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-40

SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31, 2024 AND 2023

	EQ/MODERATE-PLUS ALLOCATION*		EQ/MONEY MARKET*		EQ/QUALITY BOND PLUS*
	2024	2023	2024	2023	2024	2023
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$39,109,733	$3,715,873	$28,951,028	$26,716,445	$7,983,057	$3,550,566
Net realized gain (loss)	177,134,967	(509,736,806)	148,835	(4,378)	(2,822,977)	(50,390,548)
Net change in unrealized appreciation (depreciation) of investments	209,419,504	1,130,032,009	(76,628)	4,375	(3,408,456)	61,422,455

Net increase (decrease) in net assets resulting from operations	425,664,204	624,011,076	29,023,235	26,716,442	1,751,624	14,582,473

From Contractowners Transactions:
Payments received from contractowners	32,372,289	32,025,997	3,009,257,366	3,576,437,938	4,942,820	5,199,438
Transfers between Variable Investment Options including guaranteed interest account, net	(61,989,435)	(56,318,852)	(1,443,705,022)	(2,346,724,830)	36,691,215	26,676,265
Redemptions for contract benefits and terminations	(539,735,737)	(518,607,747)	(1,327,527,427)	(1,257,352,198)	(64,094,841)	(57,438,707)
Contract maintenance charges	(111,142,992)	(117,848,639)	(4,462,162)	(4,414,025)	(11,242,713)	(12,294,105)

Net increase (decrease) in net assets resulting from contractowners transactions	(680,495,875)	(660,749,241)	233,562,755	(32,053,115)	(33,703,519)	(37,857,109)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 49	(23)	325,444	112,300	705,417	—	7

Net Increase (Decrease) in Net Assets	(254,831,694)	(36,412,721)	262,698,290	(4,631,256)	(31,951,895)	(23,274,629)
Net Assets — Beginning of Year	4,899,169,718	4,935,582,439	804,488,326	809,119,582	546,476,920	569,751,549

Net Assets — End of Year	$4,644,338,024	$4,899,169,718	$1,067,186,616	$804,488,326	$514,525,025	$546,476,920

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-41

SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31, 2024 AND 2023

	EQ/SMALL COMPANY INDEX*		MULTIMANAGER TECHNOLOGY*
	2024	2023	2024	2023
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(1,003,195)	$(1,275,921)	$(11,475,509)	$(9,552,024)
Net realized gain (loss)	23,718,469	(16,896,568)	121,094,298	(65,539,095)
Net change in unrealized appreciation (depreciation) of investments	14,117,230	73,842,287	57,689,852	322,933,698

Net increase (decrease) in net assets resulting from operations	36,832,504	55,669,798	167,308,641	247,842,579

From Contractowners Transactions:
Payments received from contractowners	1,513,029	1,686,729	1,777,668	1,110,196
Transfers between Variable Investment Options including guaranteed interest account, net	(3,307,869)	4,413,726	(24,144,859)	7,915,176
Redemptions for contract benefits and terminations	(45,663,833)	(33,145,031)	(97,190,853)	(51,511,088)
Contract maintenance charges	(6,738,254)	(6,942,036)	(12,450,986)	(11,496,449)

Net increase (decrease) in net assets resulting from contractowners transactions	(54,196,927)	(33,986,612)	(132,009,030)	(53,982,165)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 49	—	—	(131)	10

Net Increase (Decrease) in Net Assets	(17,364,423)	21,683,186	35,299,480	193,860,424
Net Assets — Beginning of Year	410,892,423	389,209,237	738,348,312	544,487,888

Net Assets — End of Year	$393,528,000	$410,892,423	$773,647,792	$738,348,312

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-42

SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31, 2024 AND 2023

The change in units outstanding for the years ended December 31, 2024 and 2023 were as follows:

		2024			2023
	Share Class**	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease) (000’s)	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease) (000’s)

1290 VT GAMCO MERGERS & ACQUISITIONS	IB	155	(697)	(542)	2,890	(3,697)	(807)

1290 VT GAMCO SMALL COMPANY VALUE	IB	80	(958)	(878)	3,179	(3,971)	(792)

1290 VT SMARTBETA EQUITY ESG	IB	247	(1,980)	(1,733)	6,165	(8,081)	(1,916)

1290 VT SOCIALLY RESPONSIBLE	IB	87	(513)	(426)	1,616	(1,968)	(352)

EQ/400 MANAGED VOLATILITY	IB	124	(1,656)	(1,532)	8,338	(9,731)	(1,393)

EQ/2000 MANAGED VOLATILITY	IB	182	(2,475)	(2,293)	14,529	(16,458)	(1,929)

EQ/AB SHORT DURATION GOVERNMENT BOND	IB	6,621	(9,972)	(3,351)	27,719	(34,850)	(7,131)

EQ/AB SMALL CAP GROWTH	IB	249	(1,243)	(994)	5,142	(5,902)	(760)

EQ/AGGRESSIVE ALLOCATION	IB	837	(9,571)	(8,734)	24,730	(32,847)	(8,117)

EQ/AGGRESSIVE GROWTH STRATEGY	IB	1,355	(8,065)	(6,710)	12,788	(20,868)	(8,080)

EQ/BALANCED STRATEGY	IB	2,327	(8,840)	(6,513)	36,015	(42,469)	(6,454)

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	IB	155	(1,201)	(1,046)	2,681	(3,500)	(819)

EQ/COMMON STOCK INDEX	IB	376	(1,635)	(1,259)	7,510	(8,824)	(1,314)

EQ/CONSERVATIVE ALLOCATION	IB	2,478	(9,721)	(7,243)	25,285	(32,170)	(6,885)

EQ/CONSERVATIVE GROWTH STRATEGY	IB	69	(799)	(730)	4,883	(5,394)	(511)

EQ/CONSERVATIVE STRATEGY	IB	152	(706)	(554)	3,769	(4,362)	(593)

EQ/CONSERVATIVE-PLUS ALLOCATION	IB	1,237	(6,419)	(5,182)	20,200	(26,268)	(6,068)

EQ/CORE BOND INDEX	IB	5,353	(9,275)	(3,922)	51,865	(58,851)	(6,986)

EQ/EQUITY 500 INDEX	IB	1,337	(5,462)	(4,125)	22,173	(26,032)	(3,859)

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	IB	187	(737)	(550)	2,066	(2,492)	(426)

EQ/GLOBAL EQUITY MANAGED VOLATILITY	IB	164	(2,270)	(2,106)	8,481	(10,659)	(2,178)

The accompanying notes are an integral part of these financial statements.

**	Share class reflects the share class of the Portfolio in which the units of the Variable Investment Option are invested, as further described in Note 6 of these financial statements.

FSA-43

SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Concluded)

FOR THE YEARS ENDED DECEMBER 31, 2024 AND 2023

		2024			2023
	Share Class**	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease) (000’s)	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease) (000’s)

EQ/GROWTH STRATEGY	IB	206	(2,613)	(2,407)	18,719	(20,828)	(2,109)

EQ/INTERMEDIATE GOVERNMENT BOND	IB	1,045	(1,607)	(562)	6,596	(7,657)	(1,061)

EQ/INTERNATIONAL CORE MANAGED VOLATILITY	IB	466	(4,211)	(3,745)	22,779	(27,655)	(4,876)

EQ/INTERNATIONAL EQUITY INDEX	IB	899	(3,580)	(2,681)	16,513	(20,113)	(3,600)

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	IB	307	(1,653)	(1,346)	9,335	(11,490)	(2,155)

EQ/JANUS ENTERPRISE	IB	155	(1,325)	(1,170)	4,605	(5,696)	(1,091)

EQ/LARGE CAP CORE MANAGED VOLATILITY	IB	348	(5,805)	(5,457)	27,746	(32,692)	(4,946)

EQ/LARGE CAP GROWTH INDEX	IB	665	(2,963)	(2,298)	11,114	(12,935)	(1,821)

EQ/LARGE CAP GROWTH MANAGED VOLATILITY	IB	348	(7,841)	(7,493)	31,751	(38,759)	(7,008)

EQ/LARGE CAP VALUE INDEX	IB	949	(4,232)	(3,283)	16,407	(19,526)	(3,119)

EQ/LARGE CAP VALUE MANAGED VOLATILITY	IB	449	(9,257)	(8,808)	47,057	(55,368)	(8,311)

EQ/MID CAP INDEX	IB	313	(2,856)	(2,543)	13,360	(15,452)	(2,092)

EQ/MID CAP VALUE MANAGED VOLATILITY	IB	160	(3,338)	(3,178)	15,914	(18,564)	(2,650)

EQ/MODERATE ALLOCATION	IB	2,366	(17,586)	(15,220)	57,836	(75,294)	(17,458)

EQ/MODERATE GROWTH STRATEGY	IB	125	(3,078)	(2,953)	20,651	(23,196)	(2,545)

EQ/MODERATE-PLUS ALLOCATION	IB	1,181	(29,171)	(27,990)	93,626	(124,497)	(30,871)

EQ/MONEY MARKET	IB	1,427,324	(1,424,858)	2,466	1,706,889	(1,726,171)	(19,282)

EQ/QUALITY BOND PLUS	IB	2,799	(5,584)	(2,785)	35,122	(38,311)	(3,189)

EQ/SMALL COMPANY INDEX	IB	331	(1,706)	(1,375)	6,736	(7,732)	(996)

MULTIMANAGER TECHNOLOGY	IB	663	(2,341)	(1,678)	6,528	(7,465)	(937)

The accompanying notes are an integral part of these financial statements.

**	Share class reflects the share class of the Portfolio in which the units of the Variable Investment Option are invested, as further described in Note 6 of these financial statements.

FSA-44

SEPARATE ACCOUNT NO. 49

Notes to Financial Statements

December 31, 2024

1.	Organization

Equitable Financial Life Insurance Company (“Equitable Financial”) Separate Account No. 49 (“the Account”) is organized as a unit investment trust, a type of investment company, and is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940 (the “1940 Act”). The Account follows the investment company and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 — Investment Companies, which is part of accounting principles generally accepted in the United States of America (“GAAP”). The Account has Variable Investment Options, each of which invests in shares of a mutual fund portfolio of EQ Advisors Trust (“EQAT”). EQAT are open-ended investment management companies that sell shares of a portfolio (“Portfolio”) of a mutual fund to separate accounts of insurance companies. Each Portfolio of EQAT have separate investment objectives. These financial statements and notes are those of the Variable Investment Options of the Account.

The Account consists of the Variable Investment Options listed below. The Account presents, for each of these Variable Investment Options, a Statement of Assets and Liabilities as of December 31, 2024, a Statement of Operations for the year ended December 31, 2024, and a Statement of Changes in Net Assets for the years ended December 31, 2024 and 2023:

EQ Advisors Trust*

•	1290 VT GAMCO Mergers & Acquisitions(1)
•	1290 VT GAMCO Small Company Value
•	1290 VT SmartBeta Equity ESG
•	1290 VT Socially Responsible
•	EQ/400 Managed Volatility
•	EQ/2000 Managed Volatility
•	EQ/AB Short Duration Government Bond
•	EQ/AB Small Cap Growth
•	EQ/Aggressive Allocation
•	EQ/Aggressive Growth Strategy
•	EQ/Balanced Strategy
•	EQ/ClearBridge Select Equity Managed Volatility(1)
•	EQ/Common Stock Index
•	EQ/Conservative Allocation
•	EQ/Conservative Growth Strategy
•	EQ/Conservative Strategy
•	EQ/Conservative-Plus Allocation
•	EQ/Core Bond Index
•	EQ/Equity 500 Index
•	EQ/Franklin Small Cap Value Managed Volatility
•	EQ/Global Equity Managed Volatility
•	EQ/Growth Strategy(1)
•	EQ/Intermediate Government Bond
•	EQ/International Core Managed Volatility
•	EQ/International Equity Index
•	EQ/International Value Managed Volatility
•	EQ/Janus Enterprise
•	EQ/Large Cap Core Managed Volatility
•	EQ/Large Cap Growth Index
•	EQ/Large Cap Growth Managed Volatility
•	EQ/Large Cap Value Index(1)
•	EQ/Large Cap Value Managed Volatility
•	EQ/Mid Cap Index
•	EQ/Mid Cap Value Managed Volatility
•	EQ/Moderate Allocation
•	EQ/Moderate Growth Strategy
•	EQ/Moderate-Plus Allocation
•	EQ/Money Market
•	EQ/Quality Bond PLUS
•	EQ/Small Company Index
•	Multimanager Technology

(1)	Effective June 21, 2024, the Class IA shares of this Variable Investment Option were combined with the Class IB shares of the same Variable Investment Option.
*	An affiliate of Equitable Financial providing advisory and other services to one or more Portfolios of this Trust, as further described in Note 5 of these financial statements.

The Account is used to fund benefits for variable annuities issued by Equitable Financial including the Accumulator, Accumulator Plus, Accumulator Elite, Accumulator Select, Stylus, Accumulator Advisor, Accumulator Express, Retirement Income for Life, Structured Capital Strategies, including all contracts issued currently (collectively, the “Contracts”). These annuities in the Accumulator series are offered with the same Variable Investment Options for use as a nonqualified annuity (“NQ”) for after-tax contributions only, or when used as an investment vehicle for certain qualified plans (“QP”), an individual retirement annuity (“IRA”) or a tax-shelter annuity (“TSA”). The Accumulator series of annuities are offered under group and individual variable annuity forms.

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from Equitable Financial’s other assets and liabilities. All Contracts are issued by Equitable Financial. The assets of the Account

FSA-45

SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2024

1.	Organization (Concluded)

are the property of Equitable Financial. However, the portion of the Account’s assets attributable to the Contracts will not be chargeable with liabilities arising out of any other business Equitable Financial may conduct.

The amount retained by Equitable Financial in the Account arises primarily from (1) contributions from Equitable Financial, and (2) that portion, determined ratably, of the Account’s investment results applicable to those assets in the Account in excess of the net assets attributable to accumulation units. Amounts retained by Equitable Financial are not subject to charges for mortality and expense risks, asset-based administration charges and distribution charges. Amounts retained by Equitable Financial in the Account may be transferred at any time by Equitable Financial to its General Account (“General Account”).

Each of the Variable Investment Options of the Account bears indirect exposure to the market, credit, and liquidity risks of the Portfolio in which it invests. These financial statements and footnotes should be read in conjunction with the financial statements and footnotes of the Portfolios of the Trust, which are distributed by Equitable Financial to the Contractowners of the Variable Investment Options of the Account.

In the normal course of business, Equitable Financial may have agreements to indemnify another party under given circumstances. The maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not been, made against the Variable Investment Options of the Account. Based on experience, the risk of material loss is expected to be remote.

2.	Significant Accounting Policies

The accompanying financial statements are prepared in conformity with GAAP. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Investments:

Investments are made in shares of the Portfolios and the fair values of investments are the reported net asset values per share of the respective Portfolios. The net asset value is determined by the Trust using the fair value of the underlying assets of the Portfolio less liabilities.

Investment Transactions and Investment Income:

Investment transactions are recorded on the trade date. Dividend income and net realized gain distributions from the Portfolios are recorded and automatically reinvested on the ex-dividend date. Net realized gain (loss) on investments are gains and losses on redemptions of investments in the Portfolios (determined on the identified cost basis).

Due to and Due from:

Receivable/payable for policy-related transactions represent amounts due to/from Equitable Financial’s General Account primarily related to premiums, surrenders, death benefits and amounts transferred among various Portfolios by Contractowners. Receivable/payable for shares of the Portfolios sold/purchased represent unsettled trades.

Contract Payments and Transfers:

Payments received from Contractowners represent participant contributions under the Contracts (but exclude amounts allocated to the guaranteed interest account, reflected in the General Account) reduced by deductions and charges, including premium charges, as applicable, and state premium taxes. Contractowners may allocate amounts in their individual accounts to Variable Investment Options of the Account and/or to the guaranteed interest account of Equitable Financial’s General Account, and/or fixed maturity options of Separate Account No. 46 and/or index fund options of Separate Account No. 68.

Transfers between Variable Investment Options including the guaranteed interest account, net, are amounts that participants have directed to be moved among Portfolios, including permitted transfers to and from the guaranteed interest account and the fixed maturity options of Separate Account No. 46 and/or index fund options of Separate

FSA-46

SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2024

2.	Significant Accounting Policies (Concluded)

Account No. 68. The net assets of any Variable Investment Option may not be less than the aggregate value of the Contractowner accounts allocated to that Variable Investment Option. Equitable Financial is required by state insurance laws to set aside additional assets in Equitable Financial’s General Account to provide for other policy benefits.Equitable Financial’s General Account is subject to creditor rights.

Redemptions for contract benefits and terminations are payments to participants and beneficiaries made under the terms of the Contracts and amounts that participants have requested to be withdrawn and paid to them or applied to the purchase of annuities. Withdrawal charges, if any, are included in Redemptions for contract benefits and terminations to the extent that such charges apply to the contracts. Administrative charges, if any, are included in Contract maintenance charges to the extent that such charges apply to the Contracts.

Income Taxes

The operations of the Account are included in the federal income tax return of Equitable Financial which is taxed as a life insurance company under the provisions of the Internal Revenue Code. No federal income tax based on net income or realized and unrealized capital gains is currently applicable to Contracts participating in the Account by reason of applicable provisions of the Internal Revenue Code and no federal income tax payable by Equitable Financial is expected to affect the unit value of Contracts participating in the Account. Accordingly, no provision for income taxes is required. However, Equitable Financial retains the right to charge for any federal income tax which is attributable to the Account if the law is changed.

3.	Fair Value Disclosures

Under GAAP, fair value is the price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. GAAP also establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value, and identifies three levels of inputs that may be used to measure fair value:

Level 1 — Quoted prices that are publicly available for identical assets in active markets. Level 1 fair values generally are supported by market transactions that occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2 — Observable inputs other than Level 1 prices, such as quoted prices for similar assets, quoted prices in markets that are not active, and inputs to model-derived valuations that are directly observable or can be corroborated by observable market data.

Level 3 — Unobservable inputs supported by little or no market activity and often requiring significant judgment or estimation, such as an entity’s own assumptions about the cash flows or other significant components of value that market participants would use in pricing the asset or liability.

All investments of each Variable Investment Option of the Account have been classified as Level 1. There were no transfers between level 1, level 2 and level 3 during the year.

4.	Segment Reporting

The Separate Account adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) — Improvements to Reportable Segment Disclosures (“ASU 2023-07”). The adoption of this new standard impacted financial statement disclosures only and did not affect the Separate Account’s financial position or its results of operations.

Equitable Financial has identified its President and the President of Equitable Investment Management Group, LLC (“EIMG”) as the Chief Operating Decision Makers (“CODM”) assessing performance and making decisions about resource allocation for the Separate Account. Separate Account is comprised of multiple subaccounts; each subaccount represents a variable investment option. As an investment company, Separate Account engages in a single line of business, which typically involves managing funds that are segregated from the general assets of the Separate Account’s

FSA-47

SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2024

4.	Segment Reporting (Concluded)

parent company. The Separate Account is used for products such as variable annuities and life insurance policies, where contractholders can choose from various investment options across different asset classes, which allow contractholders to diversify their portfolios according to their risk tolerance and investment goals.

The CODM determined that each variable investment option makes up one operating segment of the Separate Account. The Separate Account’s variable investment options are pre-determined in accordance with the terms of the prospectus. The financial information provided and reviewed by the CODM is consistent with those presented within the Statement of Assets and Liabilities, Statement of Operations, Statement of Changes in Net Assets, and Financial Highlights.

5.	Purchases and Sales of Portfolios

The cost of purchases and proceeds from sales of Portfolios for the year ended December 31, 2024 were as follows:

	Purchases	Sales
1290 VT GAMCO Mergers & Acquisitions	$7,974,886	$13,433,789
1290 VT GAMCO Small Ccompany Value	60,869,139	120,273,280
1290 VT SmartBeta Equity ESG	16,976,393	32,976,960
1290 VT Socially Responsible	7,888,099	21,373,563
EQ/400 Managed Volatility	25,424,526	41,229,436
EQ/2000 Managed Volatility	30,206,216	53,826,753
EQ/AB Short Duration Government Bond	72,969,121	96,224,464
EQ/AB Small Cap Growth	50,234,573	69,216,036
EQ/Aggressive Allocation	159,962,348	303,956,835
EQ/Aggressive Growth Strategy	58,112,945	123,311,905
EQ/Balanced Strategy	73,876,917	119,652,962
EQ/ClearBridge Select Equity Managed Volatility	4,966,522	37,667,317
EQ/Common Stock Index	68,998,910	143,168,398
EQ/Conservative Allocation	56,467,791	139,375,749
EQ/Conservative Growth Strategy	6,389,567	15,086,986
EQ/Conservative Strategy	3,732,984	9,709,029
EQ/Conservative-Plus Allocation	55,483,375	116,289,165
EQ/Core Bond Index	78,878,040	115,835,951
EQ/Equity 500 Index	140,913,604	388,739,291
EQ/Franklin Small Cap Value Managed Volatility	12,130,858	17,987,654
EQ/Global Equity Managed Volatility	80,296,647	107,192,729
EQ/Growth Strategy	42,798,670	76,797,528
EQ/Intermediate Government Bond	15,383,330	21,238,916
EQ/International Core Managed Volatility	50,823,011	91,538,695
EQ/International Equity Index	32,926,276	77,362,154
EQ/International Value Managed Volatility	28,190,974	40,150,625
EQ/Janus Enterprise	35,008,681	63,393,155
EQ/Large Cap Core Managed Volatility	258,249,128	248,273,690
EQ/Large Cap Growth Index	102,535,487	178,900,780
EQ/Large Cap Growth Managed Volatility	377,068,726	554,352,113
EQ/Large Cap Value Index	44,284,577	77,748,225
EQ/Large Cap Value Managed Volatility	217,888,472	320,004,845
EQ/Mid Cap Index	62,960,338	118,704,696
EQ/Mid Cap Value Managed Volatility	107,836,293	140,182,980
EQ/Moderate Allocation	216,558,009	459,574,701
EQ/Moderate Growth Strategy	43,188,878	79,424,864
EQ/Moderate-Plus Allocation	401,029,253	781,033,335
EQ/Money Market	10,290,615,664	10,028,099,106
EQ/Quality Bond PLUS	48,310,832	74,048,300
EQ/Small Company Index	41,693,564	73,000,826
Multimanager Technology	143,959,631	196,193,386

FSA-48

SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2024

6.	Expenses and Related Party Transaction

The assets in each Variable Investment Option are invested in shares of a corresponding Portfolio of the Trust. Shares are offered by the Portfolios at net asset value. Shares in which the Variable Investment Options invest are categorized by the share class of the Portfolio. EQAT issues Class IA, Class IB and Class K shares. All share classes issued by EQAT are subject to fees for investment management, administration and other Portfolio expenses. Class IA and Class IB are also subject to distribution fees imposed under distribution plans (“Distribution Plans”) and adopted by EQAT in the manner prescribed under Rule 12b-1 under the 1940 Act. The Distribution Plans provide that EQAT, on behalf of each related Portfolio, may charge a maximum annual distribution fee (“12b-1 fee”) of 0.25% of the average daily net assets of a Portfolio attributable to its Class IA and Class IB shares. The class-specific expenses attributable to the investment in each share class of the Portfolios in which the Variable Investment Options invest are borne by the specific unit classes of the Variable Investment Options to which the investments are attributable.

EQAT, on behalf of each Portfolio, has entered into distribution agreements with Equitable Distributors, LLC (“Equitable Distributors”), an indirect wholly-owned subsidiary of Equitable Financial and an affiliate of EIMG. The Distribution Plans provide that Equitable Distributors will be entitled to receive a maximum 12b-1 fee as described above.

EIMG, a wholly-owned subsidiary of Equitable Financial, serves as investment adviser of the Portfolios of EQAT. EIMG either (1) directly manages the Portfolios or (2) contracts with and oversees the activities of the investment sub-advisers with respect to the Portfolios. EIMG receives management fees for services performed in its capacity as investment adviser of the Portfolios of EQAT, and pays fees to the sub-advisers for sub-advisory services to the respective Portfolios. Equitable Investment Management, LLC (“EIM”), an affiliate of Equitable Financial, serves as administrator of the Portfolios of EQAT. As the administrator, EIM either (1) carries out its responsibilities directly or (2) through sub-contracting with third-party providers. EIM receives administrative fees for services performed in its capacity as administrator of the Portfolios of EQAT. Expenses of the Portfolios of EQAT generally vary, depending on net asset levels for individual Portfolios, and range from a low annual rate of 0.54% to a high of 1.25% (after waivers, reimbursements, fees paid indirectly and including indirect expenses, as applicable) of the average daily net assets of the Portfolios of EQAT. Since these fees and expenses are reflected in the net asset value of the shares of the Portfolios and the total returns of the Variable Investment Options, they are not included in the expenses or expense ratios of the Variable Investment Options.

AllianceBernstein L.P. (“AllianceBernstein”) serves as an investment sub-advisor for a number of Portfolios in EQAT, including the EQ/AB Short Duration Government Bond; EQ/AB Small Cap Growth, EQ/Common Stock Index; EQ/Equity 500 Index; EQ/International Equity Index; EQ/Large Cap Growth Index; EQ/Large Cap Value Index; EQ/Mid Cap Index and EQ/Small Company Index; as well as a portion of EQ/Large Cap Value Managed Volatility; EQ/Quality Bond PLUS; and Multimanager Technology. AllianceBernstein is a limited partnership which is indirectly majority-owned by Equitable Holdings, Inc (“Holdings”).

Equitable Advisors, LLC (“Equitable Advisors”) and Equitable Distributors are distributors and principal underwriters of the Contracts and the Account. They are both registered with the SEC as broker-dealers and are members of the Financial Industry Regulatory Authority (“FINRA”).

The Contracts are sold by financial professionals who are registered representatives of Equitable Advisors and licensed insurance agents of Equitable Network, LLC (“Equitable Network”) or its subsidiaries (affiliates of Equitable Financial). Equitable Network receives commissions under its General Sales Agreement with Equitable Financial and its Networking Agreement with Equitable Advisors. Equitable Advisors receives service-related payments under its Supervisory and Distribution Agreement with Equitable Financial. The financial professionals are compensated on a commission basis by Equitable Network. The Contracts are also sold through licensed insurance agencies (both affiliated and unaffiliated with Equitable Financial) and their affiliated broker-dealers (who are registered with the SEC and members of the FINRA) that have entered into selling agreements with Distributors. The licensed insurance agents who sell Equitable Financial policies for these companies are appointed as agents of Equitable Financial and are registered representatives of the broker-dealers under contract with Distributors.

Equitable Financial serves as the transfer agent for EQAT.

FSA-49

SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2024

7.	Asset-based Charges and Contractowner Charges

Charges are made directly against the net assets of the Account and are reflected daily in the computation of the unit values of the Contracts. These charges are reflected as “Asset-based Charges” in the Statement of Operations. Under the Contracts, Equitable Financial charges the account for the following:

	Mortality and Expense Risks	Asset-based Administration Charge	Distribution Charge	Current Aggregate Charge	Maximum Aggregate Charge
Accumulator and Rollover IRA issued before May 1, 1997	0.90%	0.30%	—	1.20%	1.20%
Accumulator issued on or after May 1, 1997	1.10%	0.25%	—	1.35%	1.35%
Accumulator issued on or after March 1, 2000	1.10%	0.25%	0.20%	1.55%	1.55%
Accumulator issued on or after April 1, 2002	0.75%	0.25%	0.20%	1.20%	1.20%
Accumulator issued on or after September 15, 2003	0.75%	0.30%	0.20%	1.25%	1.25%
Accumulator 06, 07, 8.0, 9.0	0.80%	0.30%	0.20%	1.30%	1.30%
Accumulator Elite, Plus, Select	1.10%	0.25%	0.25%	1.60%	1.60%
Accumulator Select II	1.10%	0.35%	0.45%	1.90%	1.90%
Accumulator Select issued on or after April 1, 2002	1.10%	0.25%	0.35%	1.70%	1.70%
Accumulator Plus issued on or after April 1, 2002	0.90%	0.25%	0.25%	1.40%	1.40%
Accumulator Plus issued on or after September 15, 2003	0.90%	0.35%	0.25%	1.50%	1.50%
Accumulator Plus 06, 07, 8.0, 9.0	0.95%	0.35%	0.25%	1.55%	1.55%
Accumulator Elite issued on or after September 15, 2003	1.10%	0.30%	0.25%	1.65%	1.65%
Accumulator Elite II	1.10%	0.25%	0.45%	1.80%	1.80%
Accumulator Elite 06, 07, 8.0, 9.0	1.10%	0.30%	0.25%	1.65%	1.65%
Stylus	0.80%	0.30%	0.05%	1.15%	1.15%
Retirement Income for Life	0.75%	0.30%	0.20%	1.25%	1.25%
Retirement Income for Life (NY)	0.80%	0.30%	0.20%	1.30%	1.30%
Accumulator Advisor(1)	0.50%	—	—	0.50%	0.50%
Accumulator Express	0.70%	0.25%	—	0.95%	0.95%
Structured Capital Strategies PLUS Guard	1.15%	—	—	1.15%	1.15%
Structured Capital Strategies Series B(2)	1.25%	—	—	1.25%	1.25%
Structured Capital Strategies Series ADV(2)	0.65%	—	—	0.65%	0.65%
Structured Capital Strategies Series C(2)	1.65%	—	—	1.65%	1.65%
Structured Capital Strategies 16 Series B(2)	1.25%	—	—	1.25%	1.25%
Structured Capital Strategies 16 Series ADV(2)	0.25%	—	—	0.25%	0.25%
Structured Capital Strategies 16 Series C(2)	1.65%	—	—	1.65%	1.65%
Structured Capital Strategies PLUS	1.15%	—	—	1.15%	1.15%
Structured Capital Strategies PLUS 21	0.00%	—	—	0.00%	0.00%

(1)	Accumulator Advisor’s annual charge of 0.50% includes mortality and expense risks charges and administrative charges to compensate for certain administrative expenses under the contract.
(2)	Under Structured Capital Strategies Prospectus, Mortality and Expense Risks is referred to as a contract fee.

Included as part of “Contract Maintenance Charges” in the Statements of Changes in Net Assets are certain administrative charges which are deducted from the Contractowners account value as a redemption of units.

FSA-50

SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2024

7.	Asset-based Charges and Contractowner Charges (Continued)

The table below lists the fees charged by the Variable Investment Option assessed as a redemption of units. The range presented represents the fees that are actually assessed. Actual amounts may vary or may be zero depending on the Contract or a Contractowner’s account value. These charges are reflected as part of “Contractowners Transactions” in the Statement of Changes in Net Assets.

Charges	When charge is deducted	Amount deducted	How deducted

Charges for state premium and other applicable taxes	At time of transaction	Varies by state	Applied to an annuity payout option

Annual Administrative Charge	Annually on each contract date anniversary.	Depending on account value, in Years 1 to 2 lesser of $30 or 2% of account value, thereafter $30	Unit liquidation from account value

Variable Immediate Annuity payout option administrative fee	At time of transaction	$350 annuity administrative fee	Unit liquidation from account value

Withdrawal charge	At time of transaction

Low – 0% in contract year 10 and thereafter.

High – 8% in contract years 1 and 2. The charge is 7% in contract years 3 and 4, and declines 1% each contract year until it reaches 0% in contract year 10.

Note – Depending on the contract and/or certain elections made under the contract, the withdrawal charge may or may not apply.

Unit liquidation from account value

BaseBuilder benefit charge	Annually on each contract date anniversary.	0.30%	Unit liquidation from account value

Protection Plus	Annually on each contract date anniversary.	Low – 0.20% High – 0.35%	Unit liquidation from account value

Guaranteed minimum death benefit options:

Annual ratchet to age 85	Annually on each contract date anniversary.	Low – 0.20% of the Annual ratchet to age 85 benefit base High – 0.35% of the Annual ratchet to age 85 benefit base	Unit liquidation from account value

Greater of 4% roll up to age 85 or Annual ratchet to age 85	Annually on each contract date anniversary.	1.00% of the greater of 4% roll-up to age 85 or Annual ratchet to age 85 benefit base (max to 1.15%)

Greater of 5% rollup to age 85 or annual ratchet to age 85	Annually on each contract date anniversary.	Low – 0.50% of the greater of 5% roll-up to age 85 or annual ratchet to age 85 benefit base High – 1.00 % of 5% roll-up to age 85 or Annual ratchet to age 85 benefit base	Unit liquidation from account value

6% rollup to age 80 or 70		0.20% of 6% roll-up to age 80 (or 70) benefit base

FSA-51

SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2024

7.	Asset-based Charges and Contractowner Charges (Continued)

Charges	When charge is deducted	Amount deducted	How deducted

6% rollup to age 85	Annually on each contract date anniversary.	Low – 0.35% of the 6% roll-up to age 85 benefit base High – 0.45% of the 6% roll-up to age 85 benefit base	Unit liquidation from account value

Greater of 6.5%, 6% or 3% rollup to age 85 or annual ratchet to age 85	Annually on each contract date anniversary.

Low – 0.45% of the 6% roll-up to age 85 benefit base or the Annual ratchet to age 85 benefit base, as applicable

High – 1.10% of the 6.5%, 6% or 3% roll-up to age 85 benefit base or the Annual ratchet to age 85 benefit base, as applicable

Unit liquidation from account value

Greater of 5% rollup to owner’s age 80 or Annual ratchet to owner’s age 80

Low – 0.80% (max 0.95%) of the 5% roll-up to age 80 benefit base or the annual ratchet benefit base, as applicable

High – 1.25% (max 1.25%) of the 5% roll-up to age 80 benefit base or the annual ratchet benefit base, as applicable

Greater of compounded annual roll-up to age 85 or annual ratchet to age 85

Low – 0.80% (max 0.95%) of the roll-up to age 85 benefit base or annual ratchet to age 85 benefit base, as applicable

High – 1.05% (max 1.05%) of the roll-up to age 85 benefit base or annual ratchet to age 85 benefit base, as applicable

Greater of GMDB I Greater of GMDB II	Annually on each contract date anniversary.	GMDB I election: 0.80% (max 1.05%) GMDB II election: 1.00% (max 1.25%)	Unit liquidation from account value

Greater of GMIB I Greater of GMIB II	Annually on each contract date anniversary.	GMIB I election: 0.80% (max 1.20%) GMIB II election: 1.00% (max 1.40%)	Unit liquidation from account value

Guaranteed Withdrawal Benefit for Life Enhanced Death Benefit	Annually on each contract date anniversary.	0.30%	Unit liquidation from account value

Earnings Enhancement Benefit (additional death benefit)	Annually on each contract date anniversary.	0.35%	Unit liquidation from account value

Guaranteed Minimum Income Benefit	Annually on each contract date anniversary.	Low – 0.45% High – 1.15% (max 1.30%)	Unit liquidation from account value

Guaranteed Principal Benefit	Annually on first 10 contract date anniversaries	Low – 100% Guaranteed Principal Benefit – 0.50% High – 125% Guaranteed Principal Benefit – 0.75%	Unit liquidation from account value

Guaranteed Withdrawal Benefit	Annually on each contract date anniversary.	Low – 5% Withdrawal Option is 0.35% (max 0.60%) High – 7% Withdrawal Option is 0.50% (max 0.80%)	Unit liquidation from account value

FSA-52

SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2024

7.	Asset-based Charges and Contractowner Charges (Concluded)

Charges	When charge is deducted	Amount deducted	How deducted

Net Loan Interest charge for Rollover	Netted against loan repayment	2.00%	Unit liquidation from account value

Retirement Income for Life Benefit charge	Annually on contract date anniversary.	Low – 0.60% for Single life 0.75% for Joint life High – 0.75% for Single life 0.90% for Joint life	Unit liquidation from account value

Guaranteed Withdrawal Benefit for Life (GWBL)	Annually on each contract date anniversary.	Low – 0.60% for Single life; 0.75% for Joint life High – 0.80% for Single life; 0.95% for Joint life	Unit liquidation from account value

Death benefit under converted GWBL	Annually on each contract date anniversary.	The GMDB charge in effect prior to conversion will be deducted. Note – Charge will vary depending on combination GMDB elections.	Unit liquidation from account value

Converted Guaranteed withdrawal benefit for life charge	Upon initial conversion and annually on each contract date anniversary thereafter	Single and Joint life – charge is equal to the percentage of Guaranteed minimum income benefit base charge deducted as the Guaranteed minimum income benefit charge on the conversion effective date. Annual ratchets may increase the charge to a percentage equal to the maximum charge for the Guaranteed minimum income benefit.	Unit liquidation from account value

Return of Premium (ROP) DB	Daily	Cost is 0.20%. Max is 0.40%.	Unit liquidation from account value

Charge for each additional transfer in excess of 12 transfers per contract year	At time of transaction	Maximum Charge $35 Current Charge $0	Unit liquidation from account value

Special service charges:

Express mail charge	At time of transaction	Current and Maximum Charge: $35	Unit liquidation from account value

Wire transfer charge	At time of transaction	Current and Maximum Charge: $90	Unit liquidation from account value

Duplicate contract charge	At time of transaction	Current and Maximum Charge: $35	Unit liquidation from account value

Check preparation charge	At time of transaction	Maximum Charge: $85. Current charge: $0 Note – This charge is currently waived. This waiver may discontinue with or without notice.	Unit liquidation from account value

Charge for third party transfer or exchange	At time of transaction	Maximum Charge: $125. Current charge: $65 Note – This charge is currently waived. This waiver may discontinue with or without notice.	Unit liquidation from account value

FSA-53

SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2024

8.	Financial Highlights

The ranges for the total return ratios and unit values correspond to the product groupings that produced the lowest and highest expense ratios. The lowest and the highest contract charge represents the annual contract expenses consisting of mortality, expense risk, financial accounting and other expenses, for each period indicated. This ratio includes only those expenses that result in direct reduction to unit value. Charges made directly to Contractowner account through the redemption of units and expenses of the respective Portfolio have been excluded. The summary may not reflect the minimum and maximum contract charges offered by the Company as Contractowners may not have selected all available and applicable contract options. Due to the timing of the introduction of new products into the Variable Account, contract charges and related unit values and total returns may fall outside of the ranges presented in the financial highlights.

	At the year ended				For the year ended
	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Unit Values		Contract Charges		Investment Income Ratio*	Total Return Ratio**
			Lowest	Highest	Lowest	Highest		Lowest	Highest
1290 VT GAMCO Mergers & Acquisitions (Class IB)
2024	4,736	$86,230	$17.06	$19.23	1.20%	1.80%	1.79%	7.03%	7.73%
2023	5,278	$89,411	$15.94	$17.85	1.20%	1.80%	1.76%	7.56%	8.18%
2022	6,085	$95,510	$14.82	$16.50	1.20%	1.80%	0.31%	(7.66)%	(7.15)%
2021	6,913	$117,157	$16.05	$17.77	1.20%	1.80%	0.65%	9.33%	10.03%
2020	7,651	$118,249	$14.68	$16.15	1.20%	1.80%	0.17%	(3.04)%	(2.48)%
1290 VT GAMCO Small Company Value (Class IB)
2024	5,405	$643,216	$94.62	$122.59	1.20%	1.90%	0.57%	9.44%	10.23%
2023	6,283	$680,431	$86.46	$111.21	1.20%	1.90%	0.61%	18.76%	19.61%
2022	7,075	$642,241	$72.80	$92.98	1.20%	1.90%	0.51%	(12.37)%	(11.75)%
2021	7,944	$817,327	$83.08	$105.36	1.20%	1.90%	0.61%	22.75%	23.63%
2020	9,097	$758,864	$67.68	$85.22	1.20%	1.90%	0.73%	7.43%	8.20%
1290 VT SmartBeta Equity ESG (Class IB)
2024	12,040	$191,826	$15.70	$16.15	1.20%	1.80%	0.89%	14.26%	15.03%
2023	13,774	$191,407	$13.74	$14.04	1.20%	1.80%	1.28%	14.50%	15.08%
2022	15,690	$189,896	$12.00	$12.20	1.20%	1.80%	1.14%	(16.14)%	(15.57)%
2021	17,662	$253,985	$14.31	$14.45	1.20%	1.80%	1.22%	20.86%	21.63%
2020	19,608	$232,519	$11.84	$11.88	1.20%	1.80%	0.57%	18.05%	18.44%
1290 VT Socially Responsible (Class IB)
2024	2,143	$88,778	$31.88	$37.20	1.20%	1.80%	0.43%	19.45%	20.19%
2023	2,568	$88,791	$26.69	$30.95	1.20%	1.80%	0.72%	25.25%	25.97%
2022	2,920	$80,509	$21.31	$24.57	1.20%	1.80%	0.60%	(23.51)%	(23.05)%
2021	3,347	$120,211	$27.86	$31.93	1.20%	1.80%	0.48%	27.97%	28.75%
2020	3,280	$91,393	$21.77	$24.80	1.20%	1.80%	0.79%	17.80%	18.55%
EQ/400 Managed Volatility (Class IB)
2024	9,586	$226,012	$22.34	$24.27	1.20%	1.90%	1.02%	10.70%	11.53%
2023	11,120	$235,665	$20.18	$21.76	1.20%	1.90%	1.12%	13.24%	14.05%
2022	12,513	$233,120	$17.82	$19.08	1.20%	1.90%	0.73%	(17.12)%	(16.54)%
2021	13,996	$313,094	$21.50	$22.86	1.20%	1.90%	0.38%	21.33%	22.18%
2020	15,818	$290,313	$17.72	$18.71	1.20%	1.90%	0.69%	11.31%	12.10%
EQ/2000 Managed Volatility (Class IB)
2024	16,452	$336,841	$19.38	$21.68	0.95%	1.90%	1.34%	8.57%	9.61%
2023	18,745	$351,881	$17.85	$19.78	0.95%	1.90%	1.23%	13.77%	14.87%
2022	20,674	$339,441	$15.69	$17.22	0.95%	1.90%	0.71%	(23.87)%	(23.13)%
2021	22,483	$482,623	$20.61	$22.40	0.95%	1.90%	0.36%	11.77%	12.85%
2020	25,764	$492,531	$18.44	$19.85	0.95%	1.90%	0.77%	17.01%	18.15%

FSA-54

SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2024

8.	Financial Highlights (Continued)

	At the year ended				For the year ended
	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Unit Values		Contract Charges		Investment Income Ratio*	Total Return Ratio**
			Lowest	Highest	Lowest	Highest		Lowest	Highest
EQ/AB Short Duration Government Bond (Class IB)
2024	38,118	$353,263	$8.82	$9.58	1.20%	1.90%	3.50%	2.44%	3.12%
2023	41,471	$373,673	$8.61	$9.29	1.20%	1.90%	2.40%	2.38%	3.11%
2022	48,602	$425,936	$8.41	$9.01	1.20%	1.90%	0.52%	(3.78)%	(3.01)%
2021	48,030	$435,373	$8.74	$9.29	1.20%	1.90%	0.38%	(2.24)%	(1.48)%
2020	53,505	$493,465	$8.94	$9.43	1.20%	1.90%	0.93%	(0.89)%	(0.32)%
EQ/AB Small Cap Growth (Class IB)
2024	7,189	$384,901	$54.42	$71.05	0.95%	1.90%	0.28%	11.75%	12.83%
2023	8,185	$390,361	$48.70	$62.97	0.95%	1.90%	0.27%	15.48%	16.61%
2022	8,945	$368,130	$42.17	$54.00	0.95%	1.90%	0.15%	(29.81)%	(29.14)%
2021	9,681	$565,488	$60.08	$76.21	0.95%	1.90%	0.00%	10.77%	11.84%
2020	11,007	$578,770	$54.24	$68.14	0.95%	1.90%	0.09%	33.50%	34.77%
EQ/Aggressive Allocation (Class IB)
2024	60,974	$1,828,406	$22.70	$29.60	0.00%	1.70%	2.06%	11.78%	13.73%
2023	69,707	$1,865,162	$26.48	$26.73	1.15%	1.70%	1.33%	16.40%	17.08%
2022	77,824	$1,784,905	$22.75	$22.83	1.15%	1.70%	0.84%	(19.72)%	(19.30)%
2021	86,347	$2,461,893	$24.68	$28.29	1.15%	1.90%	3.96%	14.95%	15.85%
2020	95,771	$2,365,155	$21.47	$24.42	1.15%	1.90%	2.74%	13.18%	14.06%
EQ/Aggressive Growth Strategy (Class IB)
2024	45,521	$665,706	$14.49	$20.60	0.00%	1.70%	2.16%	12.15%	14.06%
2023	52,231	$679,605	$12.92	$13.27	0.95%	1.70%	1.25%	16.29%	17.02%
2022	60,311	$673,880	$11.09	$11.34	0.95%	1.80%	0.77%	(19.81)%	(19.12)%
2021	68,528	$951,987	$13.83	$14.02	0.95%	1.80%	2.41%	14.77%	15.68%
2020	77,125	$931,288	$12.05	$12.12	0.95%	1.80%	3.67%	14.87%	15.54%
EQ/Balanced Strategy (Class IB)
2024	51,999	$677,407	$10.05	$10.37	0.95%	1.80%	2.55%	7.14%	8.13%
2023	58,514	$707,867	$9.38	$9.59	0.95%	1.80%	1.48%	11.14%	12.16%
2022	64,968	$700,599	$8.44	$8.55	0.95%	1.80%	0.89%	(17.01)%	(16.34)%
2021	72,502	$937,593	$10.17	$10.22	0.95%	1.80%	2.44%	3.14%	3.65%
2020	19,095	$361,244	$12.49	$18.37	1.15%	1.70%	1.77%	9.35%	9.95%
EQ/ClearBridge Select Equity Managed Volatility (Class IB)
2024	5,425	$173,569	$30.76	$33.75	1.20%	1.70%	0.31%	20.34%	20.97%
2023	6,470	$171,686	$25.56	$27.90	1.20%	1.70%	0.58%	22.53%	23.12%
2022	7,289	$157,539	$20.86	$22.66	1.20%	1.70%	0.34%	(28.32)%	(27.95)%
2021	8,320	$250,293	$29.10	$31.45	1.20%	1.70%	0.41%	22.99%	23.62%
2020	9,185	$224,113	$23.66	$25.44	1.20%	1.70%	0.02%	33.82%	34.46%
EQ/Common Stock Index (Class IB)
2024	9,708	$799,240	$581.98	$726.54	0.95%	1.90%	0.73%	20.72%	21.90%
2023	10,967	$766,456	$601.84	$954.89	0.95%	1.90%	1.09%	22.76%	23.95%
2022	12,281	$693,565	$490.24	$770.40	0.95%	1.90%	0.75%	(21.02)%	(20.25)%
2021	13,807	$983,517	$620.70	$966.07	0.95%	1.90%	0.67%	22.56%	23.74%
2020	15,378	$891,433	$506.46	$780.71	0.95%	1.90%	1.10%	17.50%	18.63%
EQ/Conservative Allocation (Class IB)
2024	33,939	$465,579	$10.72	$12.39	0.00%	1.80%	2.80%	2.74%	4.69%
2023	41,181	$548,090	$12.06	$13.76	1.15%	1.80%	2.22%	5.98%	6.75%
2022	48,066	$601,035	$11.38	$13.39	0.95%	1.80%	1.36%	(14.18)%	(13.45)%
2021	54,505	$791,438	$13.26	$15.47	0.95%	1.80%	1.35%	0.84%	1.78%
2020	61,344	$879,858	$13.15	$15.20	0.95%	1.80%	1.76%	5.45%	6.29%

FSA-55

SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2024

8.	Financial Highlights (Continued)

	At the year ended				For the year ended
	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Unit Values		Contract Charges		Investment Income Ratio*	Total Return Ratio**
			Lowest	Highest	Lowest	Highest		Lowest	Highest
EQ/Conservative Growth Strategy (Class IB)
2024	4,689	$83,143	$17.02	$18.14	1.30%	1.70%	2.63%	5.78%	6.27%
2023	5,420	$90,585	$16.09	$17.07	1.30%	1.70%	1.53%	9.68%	10.13%
2022	5,931	$90,193	$14.67	$15.50	1.30%	1.70%	0.91%	(15.98)%	(15.62)%
2021	6,683	$120,625	$17.46	$18.37	1.30%	1.70%	1.47%	5.31%	5.70%
2020	7,478	$127,913	$16.58	$17.38	1.30%	1.70%	1.62%	8.01%	8.49%
EQ/Conservative Strategy (Class IB)
2024	3,269	$42,715	$12.50	$13.32	1.30%	1.70%	2.82%	2.97%	3.42%
2023	3,823	$48,308	$12.14	$12.88	1.30%	1.70%	1.57%	6.49%	6.89%
2022	4,416	$52,231	$11.40	$12.05	1.30%	1.70%	0.97%	(13.77)%	(13.37)%
2021	4,773	$65,273	$13.22	$13.91	1.30%	1.70%	0.99%	0.69%	1.09%
2020	5,442	$73,714	$13.13	$13.76	1.30%	1.70%	1.43%	5.55%	5.93%
EQ/Conservative-Plus Allocation (Class IB)
2024	29,860	$513,295	$14.58	$15.33	0.00%	1.80%	2.57%	5.07%	7.05%
2023	35,043	$571,068	$14.59	$16.63	1.15%	1.80%	1.91%	8.96%	9.62%
2022	41,111	$613,207	$13.39	$15.17	1.15%	1.80%	1.19%	(16.10)%	(15.53)%
2021	47,783	$846,470	$15.67	$17.96	1.15%	1.90%	2.03%	4.68%	5.52%
2020	52,041	$876,744	$14.97	$17.02	1.15%	1.90%	1.99%	5.32%	5.32%
EQ/Core Bond Index (Class IB)
2024	70,668	$808,586	$10.66	$11.97	0.25%	1.90%	2.42%	0.42%	2.21%
2023	74,589	$845,832	$10.43	$11.92	0.25%	1.90%	2.03%	2.58%	4.30%
2022	81,575	$896,983	$10.00	$11.62	0.25%	1.90%	1.52%	(10.48)%	(9.01)%
2021	93,495	$1,143,704	$10.99	$12.98	0.25%	1.90%	1.40%	(3.92)%	(2.31)%
2020	94,790	$1,203,132	$11.25	$13.51	0.25%	1.90%	1.45%	4.00%	5.83%
EQ/Equity 500 Index (Class IB)
2024	31,037	$2,172,939	$26.27	$105.04	0.25%	1.90%	0.84%	21.94%	23.97%
2023	35,161	$2,019,244	$21.19	$86.14	0.25%	1.90%	1.06%	23.20%	25.31%
2022	39,020	$1,814,260	$36.72	$69.92	0.65%	1.90%	1.02%	(20.08)%	(19.07)%
2021	42,460	$2,472,655	$20.81	$87.49	0.25%	1.90%	0.83%	25.54%	27.59%
2020	46,574	$2,159,356	$16.31	$69.69	0.25%	1.90%	1.25%	15.53%	17.51%
EQ/Franklin Small Cap Value Managed Volatility (Class IB)
2024	3,416	$81,228	$22.85	$26.26	0.95%	1.70%	1.17%	9.17%	10.01%
2023	3,966	$86,152	$20.93	$23.87	0.95%	1.70%	1.09%	12.10%	12.97%
2022	4,392	$84,928	$18.67	$21.13	0.95%	1.70%	0.42%	(18.47)%	(17.88)%
2021	4,799	$113,613	$22.90	$25.73	0.95%	1.70%	0.34%	17.56%	18.52%
2020	5,430	$109,060	$19.48	$21.71	0.95%	1.70%	0.73%	10.43%	11.22%
EQ/Global Equity Managed Volatility (Class IB)
2024	13,761	$611,106	$32.83	$42.73	0.95%	1.90%	1.21%	10.50%	11.54%
2023	15,866	$634,380	$29.71	$38.31	0.95%	1.90%	0.85%	19.03%	20.21%
2022	18,044	$603,205	$24.96	$31.87	0.95%	1.90%	0.34%	(22.46)%	(21.71)%
2021	19,753	$847,215	$32.19	$40.71	0.95%	1.90%	0.87%	13.71%	14.81%
2020	22,009	$826,373	$28.31	$35.46	0.95%	1.90%	0.64%	12.12%	13.18%
EQ/Growth Strategy (Class IB)
2024	17,872	$490,485	$26.40	$28.13	1.30%	1.70%	2.29%	10.46%	10.92%
2023	20,279	$502,860	$23.90	$25.36	1.30%	1.70%	1.35%	14.52%	15.01%
2022	22,388	$483,549	$20.87	$22.05	1.30%	1.70%	0.83%	(18.83)%	(18.51)%
2021	24,608	$653,258	$25.71	$27.06	1.30%	1.70%	2.16%	12.37%	12.84%
2020	28,021	$660,290	$22.88	$23.98	1.30%	1.70%	2.02%	11.72%	12.16%

FSA-56

SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2024

8.	Financial Highlights (Continued)

	At the year ended				For the year ended
	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Unit Values		Contract Charges		Investment Income Ratio*	Total Return Ratio**
			Lowest	Highest	Lowest	Highest		Lowest	Highest
EQ/Intermediate Government Bond (Class IB)
2024	7,980	$103,198	$16.80	$19.93	1.20%	1.70%	2.47%	0.66%	1.17%
2023	8,542	$109,157	$16.69	$19.70	1.20%	1.70%	2.59%	2.14%	2.60%
2022	9,603	$120,147	$16.34	$19.20	1.20%	1.70%	0.92%	(9.22)%	(8.75)%
2021	10,441	$142,574	$18.00	$21.04	1.20%	1.70%	0.70%	(3.79)%	(3.31)%
2020	11,087	$155,014	$18.71	$21.76	1.20%	1.70%	0.94%	2.52%	3.08%
EQ/International Core Managed Volatility (Class IB)
2024	30,131	$574,827	$15.36	$19.68	0.95%	1.90%	2.09%	1.25%	2.29%
2023	33,873	$635,073	$15.17	$19.24	0.95%	1.90%	1.69%	14.58%	15.69%
2022	38,749	$631,266	$13.24	$16.63	0.95%	1.90%	1.20%	(15.72)%	(14.94)%
2021	42,706	$822,188	$15.71	$19.55	0.95%	1.90%	2.23%	7.90%	8.97%
2020	47,079	$835,399	$14.56	$17.94	0.95%	1.90%	1.39%	6.43%	7.43%
EQ/International Equity Index (Class IB)
2024	26,108	$496,778	$16.80	$22.37	0.95%	1.90%	2.89%	2.88%	3.85%
2023	28,788	$530,169	$16.33	$21.54	0.95%	1.90%	2.80%	16.81%	17.96%
2022	32,388	$508,426	$13.98	$18.26	0.95%	1.90%	2.44%	(13.60)%	(12.76)%
2021	35,331	$638,935	$16.18	$20.93	0.95%	1.90%	3.15%	8.88%	9.87%
2020	37,733	$624,418	$14.86	$19.05	0.95%	1.90%	1.95%	1.85%	2.86%
EQ/International Value Managed Volatility (Class IB)
2024	12,472	$263,959	$21.40	$27.94	0.95%	1.90%	2.30%	(0.51)%	0.47%
2023	13,819	$292,406	$21.51	$27.81	0.95%	1.90%	2.02%	16.40%	17.49%
2022	15,974	$288,950	$18.48	$23.67	0.95%	1.90%	1.54%	(15.31)%	(14.49)%
2021	17,374	$369,184	$21.82	$27.68	0.95%	1.90%	2.10%	8.23%	9.28%
2020	19,211	$376,250	$20.16	$25.33	0.95%	1.90%	1.37%	2.18%	3.18%
EQ/Janus Enterprise (Class IB)
2024	8,058	$364,219	$42.33	$47.71	1.20%	1.80%	0.01%	12.07%	12.76%
2023	9,227	$370,960	$37.77	$42.31	1.20%	1.80%	0.03%	14.94%	15.60%
2022	10,318	$359,618	$32.86	$36.60	1.20%	1.80%	0.00%	(18.10)%	(17.57)%
2021	11,571	$490,695	$40.12	$44.40	1.20%	1.80%	0.09%	14.73%	15.44%
2020	13,085	$482,107	$34.97	$38.46	1.20%	1.80%	0.00%	13.08%	16.68%
EQ/Large Cap Core Managed Volatility (Class IB)
2024	31,439	$1,329,573	$32.92	$42.30	0.95%	1.90%	0.95%	21.25%	22.47%
2023	36,898	$1,281,305	$27.15	$34.54	0.95%	1.90%	1.70%	21.59%	22.74%
2022	41,844	$1,189,724	$22.33	$28.14	0.95%	1.90%	0.01%	(19.94)%	(19.16)%
2021	47,344	$1,673,964	$27.89	$34.81	0.95%	1.90%	0.39%	24.90%	26.12%
2020	54,025	$1,521,282	$22.33	$27.60	0.95%	1.90%	0.67%	14.04%	15.14%
EQ/Large Cap Growth Index (Class IB)
2024	14,587	$932,113	$41.59	$53.27	0.95%	1.90%	0.04%	29.81%	31.08%
2023	16,884	$825,562	$32.04	$40.64	0.95%	1.90%	0.23%	38.88%	40.23%
2022	18,705	$653,245	$23.07	$28.98	0.95%	1.90%	0.23%	(30.89)%	(30.22)%
2021	20,525	$1,032,907	$33.38	$41.53	0.95%	1.90%	0.05%	24.32%	25.54%
2020	23,401	$942,452	$26.85	$33.08	0.95%	1.90%	0.31%	34.72%	35.96%
EQ/Large Cap Growth Managed Volatility (Class IB)
2024	40,844	$2,960,535	$69.73	$91.03	0.95%	1.90%	0.33%	27.64%	28.86%
2023	48,339	$2,733,737	$54.63	$70.64	0.95%	1.90%	0.40%	36.34%	37.67%
2022	55,347	$2,285,075	$40.07	$51.31	0.95%	1.90%	0.07%	(31.90)%	(31.25)%
2021	60,736	$3,665,931	$58.84	$74.63	0.95%	1.90%	0.00%	22.00%	23.19%
2020	69,378	$3,415,896	$48.23	$60.58	0.95%	1.90%	0.08%	29.51%	30.76%

FSA-57

SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2024

8.	Financial Highlights (Continued)

	At the year ended				For the year ended
	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Unit Values		Contract Charges		Investment Income Ratio*	Total Return Ratio**
			Lowest	Highest	Lowest	Highest		Lowest	Highest
EQ/Large Cap Value Index (Class IB)
2024	24,874	$429,938	$16.25	$19.19	0.95%	1.80%	1.42%	11.45%	12.49%
2023	28,157	$435,350	$14.58	$17.06	0.95%	1.80%	1.57%	8.72%	9.71%
2022	31,276	$443,233	$13.41	$15.55	0.95%	1.80%	1.43%	(9.88)%	(9.12)%
2021	32,203	$504,466	$14.88	$17.11	0.95%	1.80%	1.24%	22.07%	23.09%
2020	34,205	$437,592	$12.19	$13.90	0.95%	1.80%	1.92%	0.41%	1.24%
EQ/Large Cap Value Managed Volatility (Class IB)
2024	57,518	$1,865,592	$31.33	$40.64	0.95%	1.90%	1.50%	11.93%	13.05%
2023	66,327	$1,912,970	$27.99	$35.95	0.95%	1.90%	1.58%	11.83%	12.87%
2022	74,638	$1,916,339	$25.03	$31.85	0.95%	1.90%	1.23%	(13.27)%	(12.43)%
2021	84,368	$2,486,197	$28.86	$36.37	0.95%	1.90%	0.92%	22.44%	23.62%
2020	95,285	$2,282,650	$23.57	$29.42	0.95%	1.90%	1.55%	3.70%	4.70%
EQ/Mid Cap Index (Class IB)
2024	17,898	$703,390	$32.10	$40.59	0.95%	1.90%	0.85%	11.03%	12.13%
2023	20,441	$720,217	$28.91	$36.20	0.95%	1.90%	1.00%	13.55%	14.67%
2022	22,533	$695,851	$25.46	$31.57	0.95%	1.90%	0.93%	(15.25)%	(14.44)%
2021	25,300	$917,623	$30.04	$36.90	0.95%	1.90%	0.61%	21.52%	22.71%
2020	28,759	$854,295	$24.72	$30.07	0.95%	1.90%	0.99%	10.70%	11.78%
EQ/Mid Cap Value Managed Volatility (Class IB)
2024	20,753	$820,111	$37.31	$48.71	0.95%	1.90%	1.33%	9.54%	10.60%
2023	23,933	$859,444	$34.06	$44.04	0.95%	1.90%	1.42%	11.05%	12.12%
2022	26,583	$855,741	$30.67	$39.28	0.95%	1.90%	0.90%	(16.20)%	(15.38)%
2021	29,794	$1,138,530	$36.60	$46.42	0.95%	1.90%	0.55%	25.00%	26.18%
2020	34,011	$1,035,487	$29.28	$36.79	0.95%	1.90%	1.15%	2.95%	3.99%
EQ/Moderate Allocation (Class IB)
2024	96,893	$2,366,132	$16.09	$63.18	0.00%	1.90%	2.54%	5.85%	7.91%
2023	112,111	$2,576,155	$59.69	$86.03	0.95%	1.90%	1.83%	10.23%	11.29%
2022	129,569	$2,692,536	$54.15	$77.30	0.95%	1.90%	1.18%	(17.08)%	(16.27)%
2021	149,083	$3,712,566	$65.30	$92.32	0.95%	1.90%	2.49%	6.37%	7.39%
2020	167,054	$3,883,608	$61.39	$85.97	0.95%	1.90%	2.15%	9.14%	10.20%
EQ/Moderate Growth Strategy (Class IB)
2024	19,786	$479,222	$23.20	$24.72	1.30%	1.70%	2.41%	8.87%	9.28%
2023	22,739	$504,618	$21.31	$22.62	1.30%	1.70%	1.41%	12.87%	13.38%
2022	25,284	$495,590	$18.88	$19.95	1.30%	1.70%	0.87%	(17.88)%	(17.56)%
2021	27,929	$665,003	$22.99	$24.20	1.30%	1.70%	1.93%	10.00%	10.45%
2020	31,171	$673,042	$20.90	$21.91	1.30%	1.70%	1.87%	10.47%	10.94%
EQ/Moderate-Plus Allocation (Class IB)
2024	185,117	$4,643,417	$19.20	$21.68	0.00%	1.80%	2.31%	8.78%	10.79%
2023	213,108	$4,898,464	$19.93	$23.66	0.95%	1.80%	1.57%	13.24%	14.24%
2022	243,979	$4,935,225	$17.27	$20.71	0.95%	1.90%	1.01%	(18.61)%	(17.85)%
2021	275,112	$6,808,438	$21.22	$25.21	0.95%	1.90%	3.34%	10.52%	11.60%
2020	305,621	$6,813,647	$19.53	$22.59	0.95%	1.80%	2.46%	12.05%	13.01%
EQ/Money Market (Class IB)
2024	149,986	$1,066,567	$22.11	$50.89	0.00%	1.90%	4.51%	2.65%	4.67%
2023	147,519	$803,693	$22.49	$48.62	0.00%	1.80%	4.33%	2.60%	4.47%
2022	166,801	$809,120	$21.92	$46.54	0.00%	1.80%	1.10%	(0.72)%	1.09%
2021	189,937	$814,808	$22.08	$46.04	0.00%	1.80%	0.00%	(1.65)%	0.17%
2020	243,071	$892,706	$22.45	$45.96	0.00%	1.80%	0.18%	(1.58)%	0.22%

FSA-58

SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Concluded)

December 31, 2024

8.	Financial Highlights (Concluded)

	At the year ended				For the year ended
	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Unit Values		Contract Charges		Investment Income Ratio*	Total Return Ratio**
			Lowest	Highest	Lowest	Highest		Lowest	Highest
EQ/Quality Bond PLUS (Class IB)
2024	43,272	$514,485	$13.31	$16.62	1.20%	1.90%	2.96%	(0.15)%	0.54%
2023	46,056	$546,457	$13.33	$16.53	1.20%	1.90%	2.09%	2.22%	2.99%
2022	49,245	$569,732	$13.04	$16.05	1.20%	1.90%	0.62%	(11.89)%	(11.28)%
2021	56,485	$737,831	$14.80	$18.09	1.20%	1.90%	0.75%	(3.96)%	(3.31)%
2020	58,370	$791,802	$15.41	$18.71	1.20%	1.90%	1.28%	3.91%	4.70%
EQ/Small Company Index (Class IB)
2024	9,603	$393,467	$39.52	$51.27	0.95%	1.90%	1.23%	8.99%	10.05%
2023	10,978	$410,839	$36.26	$46.59	0.95%	1.90%	1.14%	14.60%	15.69%
2022	11,974	$389,166	$31.64	$40.27	0.95%	1.90%	0.87%	(21.35)%	(20.57)%
2021	13,023	$535,599	$40.23	$50.70	0.95%	1.90%	0.60%	12.88%	13.98%
2020	14,748	$535,408	$35.64	$44.48	0.95%	1.90%	1.02%	17.47%	18.58%
Multimanager Technology (Class IB)
2024	8,992	$773,381	$72.07	$87.87	0.95%	1.80%	0.00%	23.81%	24.89%
2023	10,669	$738,140	$58.21	$70.36	0.95%	1.80%	0.00%	46.85%	48.13%
2022	11,606	$544,347	$39.64	$47.50	0.95%	1.80%	0.00%	(38.42)%	(37.89)%
2021	12,821	$973,376	$64.37	$76.48	0.95%	1.80%	0.00%	18.65%	19.69%
2020	14,867	$946,901	$54.25	$63.90	0.95%	1.80%	0.12%	50.53%	51.82%

*	This ratio represents the amount of dividend income, excluding distributions from net realized gains, received by the Variable Investment Option from the Portfolio, divided by the average daily net assets. This ratio excludes those expenses, such as asset-based charges, that result in direct reductions in the unit value. The recognition of dividend income by the Variable Investment Option is affected by the timing of the declaration of dividends by the Portfolio in which the Variable Investment Option invests. For those Variable Investment Options with less than a year of operations, this ratio is not annualized but calculated from the effective date through the end of the reporting period.
**	This ratio represents the total return for the periods indicated, including changes in the value of the Portfolio, and expenses assessed through the reduction of unit value. This ratio does not include any expenses, such as premium and withdrawal charges, as applicable, or expenses assessed through the redemption of units. The total return would have been lower had such expenses been included in the calculation. Variable Investment Options with a date notation indicate the effective date of that Variable Investment Option, without consideration if there were units outstanding as of such date. The total return is calculated for each period indicated from the effective date through the end of the reporting period. Where there are no units outstanding at period-end, the total return is calculated using the current offering price of the unit. For those Variable Investment Options with less than a year of operations, the total return is not annualized but calculated from the effective date through the end of the reporting period.

9.	Subsequent Events

All material subsequent transactions and events have been evaluated for the period from December 31, 2024 through April 10, 2025, the date on which the financial statements were issued. Except as noted below, it has been determined that there are no transactions or events that require adjustment or disclosure in the financial statements.

Effective January 17, 2025, Equitable Financial novated certain legacy variable annuity policies sold between 2006-2008, comprised of non-New York “Accumulator” policies containing fixed rate Guaranteed Minimum Income Benefit and/or Guaranteed Minimum Death Benefit guarantees reinsured by Venerable under the combined co-insurance and modified coinsurance basis agreement executed on June 1, 2021. Management is still assessing the impact to the financial statements of this novation for the first quarter of 2025.

FSA-59